As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-89560

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES                  [X]
                                   ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 18


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]


                         NATIONWIDE VARIABLE ACCOUNT - 7
            (FORMERLY, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.


It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[X]  on May 1, 2003 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================


                                                  NATIONWIDE VARIABLE ACCOUNT - 7
                                              REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions...................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 7


                   The date of this prospectus is May 1, 2003.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AIM VARIABLE INSURANCE FUNDS

o    AIM V.I. Basic Value Fund: Series II Shares

o    AIM V.I. Capital Appreciation Fund: Series II Shares

o    AIM V.I. Capital Development Fund: Series I

o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)

o    AIM V.I. Mid Cap Core Equity Fund: Series I

o AIM V.I. Premier Equity Fund: Series I and Series II Shares (formerly, AIM V.I. Value Fund: Series II Shares)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

o    AllianceBernstein International Value Portfolio: Class B

o    AllianceBernstein Small Cap Value Portfolio: Class B

o    Growth and Income Portfolio: Class B

o    Premier Growth Portfolio: Class B

DREYFUS

o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares

o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

o    Dreyfus Stock Index Fund, Inc.: Initial Shares

FEDERATED INSURANCE SERIES

o    Federated American Leaders Fund II: Service Shares

o    Federated Capital Appreciation Fund II: Service Shares

o    Federated Growth Strategies Fund II

o    Federated High Income Bond Fund II: Service Shares*

o    Federated International Equity Fund II

o    Federated Quality Bond Fund II: Primary Shares and Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o    VIP Equity-Income Portfolio: Service Class and Service Class 2

o    VIP Growth Portfolio: Service Class 2

o    VIP High Income Portfolio: Service Class 2*

o    VIP Overseas Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Contrafund(R)Portfolio: Service Class and Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o    VIP III Aggressive Growth Portfolio: Service Class 2

o    VIP III Dynamic Capital Appreciation Portfolio: Service Class 2

o    VIP III Growth & Income Portfolio: Service Class 2

o    VIP III Mid Cap Portfolio: Service Class 2

o    VIP III Value Strategies Portfolio: Service Class and Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (FORMERLY, TEMPLETON VARIABLE PRODUCT SERIES FUND)

o    Franklin Rising Dividends Securities Fund: Class 1

o Templeton Foreign Securities Fund: Class 1 (formerly, Templeton International Securities Fund: Class I)

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II

o    Gartmore GVIT Emerging Markets Fund: Class II

o    Gartmore GVIT Government Bond Fund: Class I

o    Gartmore GVIT Investor Destinations Funds

     >>   Gartmore GVIT Investor Destinations Conservative Fund

     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund

     >>   Gartmore GVIT Investor Destinations Moderate Fund

     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund

     >>   Gartmore GVIT Investor Destinations Aggressive Fund

o    Gartmore GVIT Money Market Fund: Class I

o GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)

o GVIT Small Cap Value Fund: Class I and Class II (subadviser: The Dreyfus Coporation)

o GVIT Small Company Fund: Class I and Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

MFS(R) VARIABLE INSURANCE TRUST

o    MFS Investors Growth Stock Series: Service Class

o    MFS Mid Cap Growth Series: Service Class

o    MFS New Discovery Series: Service Class

o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Capital Appreciation Fund/VA: Service Class

o    Oppenheimer Global Securities Fund/VA: Initial Class and Service Class

o    Oppenheimer High Income Fund/VA: Initial Class*

o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class

o    Oppenheimer Main Street Small Cap Fund/VA: Initial Class

o    Oppenheimer Strategic Bond Fund/VA: Service Class

PUTNAM VARIABLE TRUST

o    Putnam VT International Growth Fund: Class IB Shares

o    Putnam VT Small Cap Value Fund: Class IB Shares

o    Putnam VT Voyager Fund: Class IB Shares

STI CLASSIC VARIABLE TRUST

o    Capital Appreciation Fund

o    Growth and Income Fund

o    International Equity Fund

o    Investment Grade Bond Fund

o    Mid-Cap Equity Fund

o    Small Cap Value Equity Fund

o    Value Income Stock Fund

VAN KAMPEN LIFE INVESTMENT TRUST

o    Comstock Portfolio: Class II

o    Emerging Growth Portfolio: Class II

VISION GROUP OF FUNDS

o    VISION Large Cap Growth Fund II

o    VISION Large Cap Value Fund II

o    VISION Managed Allocation Fund - Moderate Growth II

--------------------------------------------------------------------------------
IN ADDITION TO THE UNDERLYING MUTUAL FUNDS LISTED ABOVE, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000 AND BEFORE FEBRUARY 14, 2002:
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o    VIP Money Market Portfolio: Initial Class

o    VIP Value Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Asset Manager Portfolio: Service Class 2

o    VIP II Asset Manager: Growth Portfolio: Service Class 2

o    VIP II Investment Grade Bond Portfolio: Initial Class

o    VIP II Index 500 Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o    VIP III Balanced Portfolio: Service Class 2

o    VIP III Growth Opportunities Portfolio: Service Class 2

--------------------------------------------------------------------------------
THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS

o    AIM V.I. Basic Value Fund: Series II Shares

o    AIM V.I. Capital Appreciation Fund: Series II Shares

o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)

o    AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
     Fund: Series II Shares)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

o    AllianceBernstein International Value Portfolio: Class B

o    AllianceBernstein Small Cap Value Portfolio: Class B

o    Growth and Income Portfolio: Class B

o    Premier Growth Portfolio: Class B

FEDERATED INSURANCE SERIES

o    Federated American Leaders Fund II: Service Shares

o    Federated Capital Appreciation Fund II: Service Shares

o    Federated High Income Bond Fund II: Service Shares*

o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o    VIP Equity-Income Portfolio: Service Class

o    VIP Growth Portfolio: Service Class

o    VIP High Income Portfolio: Service Class*

o    VIP Money Market Portfolio: Initial Class

o    VIP Overseas Portfolio: Service Class

o    VIP Value Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Asset Manager Portfolio: Service Class

o    VIP II Asset Manager: Growth Portfolio: Service Class

o    VIP II Contrafund(R)Portfolio: Service Class

o    VIP II Investment Grade Bond Portfolio: Initial Class

o    VIP II Index 500 Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o    VIP III Aggressive Growth Portfolio: Service Class

o    VIP III Balanced Portfolio: Service Class

o    VIP III Dynamic Capital Appreciation Portfolio: Service Class

o    VIP III Growth & Income Portfolio: Service Class

o    VIP III Growth Opportunities Portfolio: Service Class

o    VIP III Mid Cap Portfolio: Service Class

o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST

o    Dreyfus GVIT Mid Cap Index Fund: Class II

o    Gartmore GVIT Emerging Markets Fund: Class II

o    Gartmore GVIT Government Bond Fund: Class I

o    Gartmore GVIT Investor Destinations Funds

     >>   Gartmore GVIT Investor Destinations Conservative Fund

     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund

     >>   Gartmore GVIT Investor Destinations Moderate Fund

     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund

     >>   Gartmore GVIT Investor Destinations Aggressive Fund

o    Gartmore GVIT Money Market Fund: Class I

o GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)

o    GVIT Small Cap Value Fund: Class II (subadviser: The Dreyfus Corporation)

o GVIT Small Company Fund: Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

MFS(R) VARIABLE INSURANCE TRUST

o    MFS Investors Growth Stock Series: Service Class

o    MFS Mid Cap Growth Series: Service Class

o    MFS New Discovery Series: Service Class

o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Capital Appreciation Fund/VA: Service Class

o    Oppenheimer Global Securities Fund/VA: Service Class

o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class

o    Oppenheimer Strategic Bond Fund/VA: Service Class

VAN KAMPEN LIFE INVESTMENT TRUST

o    Comstock Portfolio: Class II

o    Emerging Growth Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

--------------------------------------------------------------------------------

The Statement of Additional Information (dated May 1, 2003), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 67.

--------------------------------------------------------------------------------


For general information or to obtain FREE copies of the:

o    Statement of Additional Information;

o prospectus, annual report or semi-annual report for any underlying mutual fund;

o    prospectus for the Guaranteed Term Options;

o    required Nationwide forms; or

o    Nationwide's privacy statement,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM
THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
SUMMARY OF STANDARD CONTRACT EXPENSES.......................
ADDITIONAL CONTRACT OPTIONS.................................
SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................
CONTRACTS ISSUED ON OR AFTER MAY 1, 2000 - UNDERLYING
     MUTUAL FUND ANNUAL EXPENSES
CONTRACTS ISSUED PRIOR TO MAY 1, 2000 -
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES.................
EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER
     MAY 1, 2000............................................
EXAMPLE FOR CONTRACTS ISSUED PRIOR TO
     MAY 1, 2000............................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
TYPES OF CONTRACTS..........................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option


CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
         Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE..............................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs, Simple
         IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer
         Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING ................................................

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED ON
     OR AFTER MAY 1, 2000

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED PRIOR
      TO MAY 1, 2000

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)3

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
1    Range of CDSC over time:

------------------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
------------------------------------------------------------------------------------------------------------------------------------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
------------------------------------------------------------------------------------------------------------------------------------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS1
----------------------------------------------------------------------------------------------------------------------------- ------

REDUCED PURCHASE PAYMENT OPTION..........................................................................................     0.25%2
Total Variable Account Charges (including this option only)..............................................................     1.20%
------------------------------------------------------------------------------------------------------------------------------------
FIVE YEAR CDSC OPTION....................................................................................................     0.15%3
Total Variable Account Charges (including this option only)..............................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
CDSC WAIVER OPTIONS
An applicant may purchase one or more of the following CDSC options.

     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER..........................................................     0.10%4
     Total Variable Account Charges (including this option only).........................................................     1.05%

     10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)..........................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.00%

     HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)........................................................     0.15%
     Total Variable Account Charges (including this option only).........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit.

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
     OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS:

         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION..................
         Total Variable Account Charges (including this option only).....................................................     0.15%
                                                                                                                              1.10%

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION.
         Total Variable Account Charges (including this option only).....................................................     0.20%
                                                                                                                              1.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                       [CONTINUED ON NEXT PAGE.]
------------------------------------------------------------------------------------------------------------------------------------

1 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.


2 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.


3    Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

     For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

4 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.


------------------------------------------------------------------------------------------------------------------------------------
                                                ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
     2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS:

         ONE-YEAR STEP UP DEATH BENEFIT..................................................................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         5% ENHANCED DEATH BENEFIT.......................................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS
Effective January 2, 2001, an applicant may purchase one of the following
Guaranteed Minimum Income Benefit Options.

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1..........................................................................     0.45%
     Total Variable Account Charges (including this option only).........................................................     1.40%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2..........................................................................     0.30%
     Total Variable Account Charges (including this option only).........................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------
EXTRA VALUE OPTION.......................................................................................................     0.45%1
Total Variable Account Charges (including this option only)..............................................................     1.40%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY PROTECTOR OPTION.............................................................................................     0.40%2
Total Variable Account Charges (including this option only)..............................................................     1.35%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL PRESERVATION PLUS OPTION.........................................................................................     0.50%3
Total Variable Account Charges (including this option only)..............................................................     1.45%


In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Option will be lowered by 0.50% due to the assessment of this charge.

------------------------------------------------------------------------------------------------------------------------------------

--------------

1 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.

2    This option may be elected at any time.


3 The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%

Reduced Purchase Payment Option..........................................................................................     0.25%

Five Year CDSC Option....................................................................................................     0.15%

Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%

10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%

Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing
Home Waiver and Spousal Protection..........
                                                                                                                              0.20%

Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%

Extra Value Option.......................................................................................................     0.45%

Beneficiary Protector Option.............................................................................................     0.40%


Capital Preservation Plus Option.........................................................................................     0.50%

------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.65%

------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

------------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from underlying mutual fund assets, including                 0. %                        %
management fees, distribution (12b-1) fees, and other expenses)
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.15%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (       %)                                                                    *
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (        %)                                                                   *
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;

o    Investment-only Contracts (Qualified Plans) ;

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans*;

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simplified Employee Pension IRAs (SEP IRAs);

o    Simple IRAs, and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ----------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ----------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ----------------------
Investment-only            $15,000               $1,000
(Qualified Plans)
--------------------- ------------------- ----------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ----------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ----------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ----------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ----------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ----------------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

-------------------------- ------------------ ----------------
         OPTION              CONTRACT TYPE        CHARGE
-------------------------- ------------------ ----------------
Five Year CDSC Option      All*                    0.15%
-------------------------- ------------------ ----------------
Additional Withdrawal      All                     0.10%
Without Charge and
Disability Waiver
-------------------------- ------------------ ----------------
10 Year and Disability     Tax Sheltered           0.05%
Waiver                     Annuities
-------------------------- ------------------ ----------------
Hardship Waiver            Tax Sheltered           0.15%
                           Annuities
-------------------------- ------------------ ----------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or a charge at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct a charge at an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").


A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

A Capital Preservation Plus Option is available to applicants and contract owners beginning on May 1, 2003. Effective January 1, 2004, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:


o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.

Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first 7 contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
------------------------------- ------------------------------
  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------- ------------------------------
              0                              7%
------------------------------- ------------------------------
              1                              7%
------------------------------- ------------------------------
              2                              6%
------------------------------- ------------------------------
              3                              5%
------------------------------- ------------------------------
              4                              4%
------------------------------- ------------------------------
              5                              3%
------------------------------- ------------------------------
              6                              2%
------------------------------- ------------------------------
              7                              0%
------------------------------- ------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least 2 years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

--------------------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
--------------------------------------------------------------
               0                              7%
--------------------------------------------------------------
               1                              7%
--------------------------------------------------------------
               2                              6%
--------------------------------------------------------------
               3                              4%
--------------------------------------------------------------
               4                              2%
--------------------------------------------------------------
               5                              0%
--------------------------------------------------------------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

     1)   the contract owner has been the owner of the contract for 10 years;
          and

     2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each of the previously described death benefit options has a Spousal Protection Feature - there is no additional charge for this feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)   The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------
If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION
--------------------------------------------------------------------------------
The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.
--------------------------------------------------------------------------------


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

a)   a $100,000 initial purchase payment with no additional purchase payments;

b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                   7.75% RATE OF RETURN
--------------------------------------------------------
 CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
   YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
              ASSET CHARGES)     TOTAL ASSET CHARGES)
--------------------------------------------------------
     1           $106,727              $109,465
--------------------------------------------------------
     2           $113,906              $116,336
--------------------------------------------------------
     3           $121,568              $123,638
--------------------------------------------------------
     4           $129,745              $131,399
--------------------------------------------------------
     5           $138,472              $139,647
--------------------------------------------------------
     6           $147,787              $148,412
--------------------------------------------------------
     7           $157,728              $157,728
--------------------------------------------------------
     8           $168,337              $168,337
--------------------------------------------------------
     9           $179,661              $179,661
--------------------------------------------------------
    10           $191,746              $191,746
--------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:




------------------------------- ------------------------------
                                    (Extra Value Amount)
                                  Percentage of First Year
           Contract                   Purchase Payments
            Years
------------------------------- ------------------------------
           1 and 2                           3%
------------------------------- ------------------------------
          3, 4 and 5                         2%
------------------------------- ------------------------------
           6 and 7                           1%
------------------------------- ------------------------------
         After Year 7                        0%
------------------------------- ------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of underlying mutual funds available under the program and the fixed account. This investment component is allocated according to contract owner instructions.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning on May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o During the program period, no new purchase payments may be applied to the contract.

o Election of the Capital Preservation Plus Option eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service available under the contract.

o    Loans are not available from the contract.

o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

--------------------------------------------------------------------------------
                  For contracts issued on or after May 1, 2000:
--------------------------------------------------------------------------------

AIM Variable Insurance Funds

o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series I
o    AIM V.I. Mid Cap Core Equity Fund: Series I
o    AIM V.I. Premier Equity Fund: Series I and Series II Shares

Alliance Variable Products Series Fund, Inc.
o    Growth and Income Portfolio: Class B
o    Premier Growth Portfolio: Class B

Dreyfus
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares

Federated Insurance Series
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Growth Strategies Fund II
o    Federated Quality Bond Fund II: Primary Shares and Service Shares

Fidelity Variable Insurance Products Fund
o    VIP Equity-Income Portfolio: Service Class and Service Class 2
o    VIP Growth Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund II
o    VIP II Contrafund(R)Portfolio: Service Class and Service Class 2

Fidelity Variable Insurance Products Fund III
o    VIP III Aggressive Growth Portfolio: Service Class 2
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP III Growth & Income Portfolio: Service Class 2
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class and Service Class 2

Franklin Templeton Variable Insurance Products Trust
o    Franklin Rising Dividends Securities Fund: Class 1

Gartmore Variable Insurance Trust
o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I

MFS(R) Variable Insurance Trust
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class

Oppenheimer Variable Account Funds
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

Putnam Variable Trust
o    Putnam VT Voyager Fund: Class IB Shares

STI Classic Variable Trust
o    Capital Appreciation Fund
o    Growth and Income Fund
o    Investment Grade Bond Fund
o    Mid-Cap Equity Fund
o    Value Income Stock Fund

Van Kampen Life Investment Trust
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

VISION Group of Funds
o    VISION Large Cap Growth Fund II
o    VISION Large Cap Value Fund II
o    VISION Managed Allocation Fund - Moderate Growth II



--------------------------------------------------------------------------------

     In addition to the underlying mutual funds listed above, the following underlying mutual funds are available for contracts issued on or after May 1,
                       2000 and before February 14, 2002:
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
o    VIP Money Market Portfolio: Initial Class
o    VIP Value Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund II
o    VIP II Asset Manager Portfolio: Service Class 2
o    VIP II Asset Manager: Growth Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Initial Class
o    VIP II Index 500 Portfolio: Initial Class

Fidelity Variable Insurance Products Fund III
o    VIP III Balanced Portfolio: Service Class 2
o    VIP III Growth Opportunities Portfolio: Service Class 2

--------------------------------------------------------------------------------

                   For contracts issued prior to May 1, 2000:

--------------------------------------------------------------------------------

AIM Variable Insurance Funds
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares

Alliance Variable Products Series Fund, Inc.
o    Growth and Income Portfolio: Class B
o    Premier Growth Portfolio: Class B

Federated Insurance Series
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Money Market Portfolio: Initial Class
o    VIP Value Portfolio: Service Class

Fidelity Variable Insurance Products Fund II
o    VIP II Asset Manager Portfolio: Service Class
o    VIP II Asset Manager: Growth Portfolio: Service Class
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Initial Class
o    VIP II Index 500 Portfolio: Initial Class

Fidelity Variable Insurance Products Fund III
o    VIP III Aggressive Growth Portfolio: Service Class
o    VIP III Balanced Portfolio: Service Class
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class
o    VIP III Growth & Income Portfolio: Service Class
o    VIP III Growth Opportunities Portfolio: Service Class
o    VIP III Mid Cap Portfolio: Service Class
o    VIP III Value Strategies Portfolio: Service Class 2

Gartmore Variable Insurance Trust
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I

MFS(R) Variable Insurance Trust
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class

Oppenheimer Variable Account Funds
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

Van Kampen Life Investment Trust
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II



Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request. Additionally, the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect, unless Nationwide is instructed otherwise, and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 82 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ---------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ---------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ---------------------
Investment-only            $15,000               $1,000
--------------------- ------------------- ---------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ---------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ---------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ---------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ---------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ---------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail.

Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o
variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ------------------------------- ------------------------------
         CONTRACT OWNER'S                 PERCENTAGE OF
               AGE                       CONTRACT VALUE
  ------------------------------- ------------------------------
          Under age 59 1/2                     5%
  ------------------------------- ------------------------------
      Age 59 1/2through age 61                   7%
  ------------------------------- ------------------------------
      Age 62 through age 64                    8%
  ------------------------------- ------------------------------
      Age 65 through age 74                    10%
  ------------------------------- ------------------------------
         Age 75 and over                       13%
  ------------------------------- ------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by: 1) deducting applicable premium taxes from the total contract value; then 2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
 EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)   the application of additional purchase payments;

2)   surrenders; or

3)   transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                       7 Years in Accumulation
                $140,710.04 for GMIB at Annuitization
---------------- -------------- --------------- --------------
  Male Age at     Male Age at   GMIB Purchase   Monthly GMIB
     Issue       Annuitization      Rate*
---------------- -------------- --------------- --------------
      55              62            $4.72          $664.15
---------------- -------------- --------------- --------------
      65              72            $5.96          $838.63
---------------- -------------- --------------- --------------
      70              77            $6.79          $955.42
---------------- -------------- --------------- --------------

                      10 Years in Accumulation
                $162,889.46 for GMIB at Annuitization
---------------- -------------- ---------------- --------------
  Male Age at     Male Age at    GMIB Purchase   Monthly GMIB
     Issue       Annuitization       Rate*
---------------- -------------- ---------------- --------------
      55              65             $5.03          $819.33
---------------- -------------- ---------------- --------------
      65              75             $6.44         $1,049.01
---------------- -------------- ---------------- --------------
      70              80             $7.32         $1,192.35
---------------- -------------- ---------------- --------------

                      15 Years in Accumulation
                $200,000.00 for GMIB at Annuitization
--------------- --------------- ---------------- --------------
 Male Age at     Male Age at     GMIB Purchase   Monthly GMIB
    Issue       Annuitization        Rate*
--------------- --------------- ---------------- --------------
      55              70             $5.66         $1,132.00
--------------- --------------- ---------------- --------------
      65              80             $7.32         $1,464.00
--------------- --------------- ---------------- --------------
      70              85             $8.18         $1,636.00
--------------- --------------- ---------------- --------------
*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for 7 years; and

2)   the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

o    The GMIB must be elected at the time of application.

o    The annuitant must be age 82 or younger at the time the contract is issued.

o The GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract. The GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

     The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;
o    SEP IRAs;
o    Simple IRAs;
o    Roth IRAs;
o    Tax Sheltered Annuities; and
o    Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowered federal income tax rates;

o increased the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increased the "portability" of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminated and/or reduced the highest federal estate tax rates;

o    increased the estate tax credit;

o    for persons dying after 2009, repealing the estate tax.

However, all of these changes are scheduled to "sunset," or become ineffective after December 31, 2010, unless they are extended by additional legislation. If the sunset comes into effect, then thereafter the Internal Revenue Code would be restored to contain the provisions it would have had had EGTRRA never been enacted. [This creates a greater degree of uncertainty as to future tax requirements, and should be discussed with your independent tax and legal advisor.]

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I and/or the Fidelity VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the money market fund's units. Yield is an annualized figure, which means that it is assumed that the money market fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

o    precious metals;
o    real estate;
o    stocks and bonds;
o    closed-end funds;
o    bank money market deposit accounts and passbook savings;
o    CDs; and
o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

o    S&P 500;

o    Shearson/Lehman Intermediate Government/Corporate Bond Index;

o    Shearson/Lehman Long-Term Government/Corporate Bond Index;

o    Donoghue Money Fund Average;

o    U.S. Treasury Note Index;

o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

o    Lipper Analytical Services, Inc.;

o    CDA/Wiesenberger;

o    Morningstar;

o    Donoghue's;

o    magazines such as:

     >    Money;

     >    Forbes;

     >    Kiplinger's Personal Finance Magazine;

     >    Financial World;

     >    Consumer Reports;

     >    Business Week;

     >    Time;

     >    Newsweek;

     >    National Underwriter; and

     >    U.S. News and World Report;

o    LIMRA;

o    Value;

o    Best's Agent Guide;

o    Western Annuity Guide;

o    Comparative Annuity Reports;

o    Wall Street Journal;

o    Barron's;

o    Investor's Daily;

o    Standard & Poor's Outlook; and

o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 0.95% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

               TO BE ADDED BY SUBSEQUENT POST-EFFECTIVE AMENDMENT

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective

-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Development Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein International Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Small Cap Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Premier Growth Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index
Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated American Leaders Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Capital Appreciation Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Growth Strategies Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II: Service Shares*

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated International Equity Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Primary Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class
2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund(R) Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund(R)Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Index 500 Portfolio: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Investment Grade Bond Portfolio: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Balanced Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Balanced Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Dynamic Capital Appreciation Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Dynamic Capital Appreciation Portfolio:
Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth & Income Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth & Income Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class
2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Emerging Markets Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Government Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Conservative Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Conservative
Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderate Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Money Market Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Growth Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Investors Growth Stock Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Value Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Small Cap Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic Bond Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Comstock Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Emerging Growth Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION GROUP OF FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Growth Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Value Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Managed Allocation Fund - Moderate Growth II

-----------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective

-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Development Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein International Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Small Cap Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Premier Growth Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index
Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated American Leaders Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Capital Appreciation Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Growth Strategies Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II: Service Shares*

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated International Equity Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Primary Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio: Service Class                                                                  10/09/86

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio: Service Class 2                                                                10/09/86

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class                                                                         10/09/86

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class 2                                                                       10/09/86

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio: Service Class                                                                    09/19/85

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio: Service Class 2                                                                  09/19/85

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio: Initial Class                                                                   04/01/82

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class                                                                       01/28/87

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class 2                                                                     01/28/87

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager Portfolio: Service Class                                                               09/06/89

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager Portfolio: Service Class 2                                                             09/06/89

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class                                                       01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class                                                       01/03/95
2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund(R)Portfolio: Service Class                                                                 01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund(R)Portfolio: Service Class 2                                                               01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Index 500 Portfolio: Initial Class                                                                   08/27/92

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Investment Grade Bond Portfolio: Initial Class                                                       12/05/88

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Balanced Portfolio: Service Class                                                                   01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Balanced Portfolio: Service Class 2                                                                 01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Dynamic Capital Appreciation Portfolio:                                                             09/25/00
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Dynamic Capital Appreciation Portfolio:                                                             09/25/00
Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth & Income Portfolio: Service Class                                                            12/31/96

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth & Income Portfolio: Service Class 2                                                          12/31/96

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class                                                       01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class                                                       01/03/95
2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio: Service Class                                                                    12/08/98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio: Service Class 2                                                                  12/08/98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Emerging Markets Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Government Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Conservative Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Conservative
Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderate Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Money Market Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Growth Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Investors Growth Stock Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Value Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Small Cap Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic Bond Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Comstock Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Emerging Growth Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION GROUP OF FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Growth Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Value Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Managed Allocation Fund - Moderate Growth II

-----------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years

                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective

-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Development Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund: Series I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund: Series II Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein International Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Small Cap Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Premier Growth Portfolio: Class B

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index
Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated American Leaders Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Capital Appreciation Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Growth Strategies Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II: Service Shares*

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated International Equity Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Primary Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Federated Quality Bond Fund II: Service Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                                                                  10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2                                                                10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class                                                                         10/09/86

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                                                                       10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio: Service Class                                                                    09/19/85

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                                                                  09/19/85
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio: Initial Class                                                                   04/01/82

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class                                                                       01/28/87

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                                                                     01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager Portfolio: Service Class                                                               09/06/89

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2                                                             09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class                                                       01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class                                                       01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class                                                                 01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2                                                               01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Index 500 Portfolio: Initial Class                                                                   08/27/92

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Investment Grade Bond Portfolio: Initial Class                                                       12/05/88

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Aggressive Growth Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Balanced Portfolio: Service Class                                                                   01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2                                                                 01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Dynamic Capital Appreciation Portfolio:                                                             09/25/00
Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:                                                             09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth & Income Portfolio: Service Class                                                            12/31/96

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2                                                          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class                                                       01/03/95

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class                                                       01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio: Service Class                                                                    12/08/98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                                                                  12/08/98
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value Strategies Portfolio: Service Class 2

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund: Class 1

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Emerging Markets Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Government Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Conservative Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Conservative
Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderate Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Aggressive Fund

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Gartmore GVIT Money Market Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Growth Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Cap Value Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GVIT Small Company Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Investors Growth Stock Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

MFS Value Series: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Small Cap Fund/VA: Initial Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic Bond Fund/VA: Service Class

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund: Class IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Comstock Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Emerging Growth Portfolio: Class II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION GROUP OF FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Growth Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Value Fund II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

VISION Managed Allocation Fund - Moderate Growth II

-----------------------------------------------------------------------------------------------------------------------------------



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                           PAGE
General Information and History...............................1
Services......................................................1
Purchase of Securities Being Offered..........................1
Underwriters..................................................2
Calculations of Performance...................................2
Annuity Payments..............................................3
Condensed Financial Information...............................3
Financial Statements........................................136

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AIM VARIABLE INSURANCE FUNDS
AIM Variable Insurance Funds is an open-end, series, management investment company organized as a Maryland trust. Pursuant to an agreement and plan of reorganization, AIM Variable Insurance Funds was reorganized on May 1, 2000 as a Delaware business trust. The Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM") serves as the Funds' investment adviser.

     AIM V.I. BASIC VALUE FUND: SERIES II SHARES Investment Objective: Long-term growth of capital. The Fund pursues its objective by investing, normally, at least 65% of its net assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

     AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES Investment Objective:
     Growth of capital. The Fund pursues its objective by investing principally in common stocks of companies the investment adviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I Investment Objective: The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM V.I. INTERNATIONAL GROWTH FUND: SERIES II SHARES
     Investment Objective: Long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. MID CAP CORE EQUITY FUND: SERIES I
     Investment Objective: The Fund's objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its total net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM V.I. PREMIER EQUITY FUND: SERIES I AND SERIES II SHARES
     Investment Objective: Long-term growth of capital with a secondary objective of income. The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities. In complying with the 80% requirement, the Fund's investments may include synthetic instruments.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's prospectus which have differing investment objectives and policies. Alliance Capital Management L.P. ("Alliance") serves as the Portfolios' investment adviser.

     ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO: CLASS B Investment
     Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of foreign equity securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

     ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
     Investment Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in these types of securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

     GROWTH AND INCOME PORTFOLIO: CLASS B
     Investment Objective: Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income securities and convertible securities.

     PREMIER GROWTH PORTFOLIO: CLASS B
     Investment Objective: Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group,
Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES Investment Objective:
     Long-term capital growth. The Fund's secondary objective is to provide income. The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 25% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. The adviser selects securities that are trading at discounts relative to their respective historic relationships to the market and expected growth.

     FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES Investment
     Objective: Capital appreciation. The fund pursues its investment objective by investing its assets primarily in common stock of companies with medium and large market capitalizations, also using a "blend" investment style (growth and value style investing).

     FEDERATED GROWTH STRATEGIES FUND II Investment Objective: Capital appreciation. The Fund pursues its investment objective by investing primarily in common stock (including American Depositary Receipts (ADRs)) of companies with market capitalization above $100 million that offer superior growth prospects.

     FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES Investment Objective:
     High current income. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds").

      FEDERATED INTERNATIONAL EQUITY FUND II
     Investment Objective: Total return on its assets. The Fund's total return will consist of two components:

          o changes in the market value of the portfolio securities (both realized and unrealized appreciation); and

          o    income received from the portfolio securities.

     The Fund expects that changes in market value will comprise the largest component of its total return. The Fund pursues its investment objective by investing in equity securities of companies based outside the U.S. The adviser uses a "bottom-up" approach to stock selection and selection of industry and country are secondary considerations. The adviser attempts to purchase securities with a mix of growth and value characteristics.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES AND SERVICE SHARES Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment
     Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment
     Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment
     Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP MONEY MARKET PORTFOLIO
     Investment Objective: As high a level of current income as is consistent with preservation of capital and liquidity. Invests in U.S.
     dollar-denominated money market securities and repurchase agreements, and may enter into reverse repurchase agreements.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

     VIP VALUE PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Capital appreciation by investing primarily in common stocks of companies that FMR believes are undervalued in the marketplace. The Portfolio may also invest in securities of foreign issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments. Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

     VIP II INDEX 500 PORTFOLIO
     Investment Objective: Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500). Normally, invests at least 80% of assets in common stocks included in the S&P 500.

     VIP II INVESTMENT GRADE BOND PORTFOLIO
     Investment Objective: As high a level of current income as is consistent with preservation of capital. Normally invests in U.S. dollar-denominated investment-grade bonds of medium and high quality.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks capital appreciation by investing the Portfolio's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, opportunities, or have a strong industry or market position. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment
     Objective: Seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Seeks long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Capital appreciation. The portfolio pursues its objective by investing primarily in common stocks.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton Variable Insurance Products Trust is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust consists of separate funds offering a wide variety of investment choices which are generally available as investment options in variable annuity contracts and variable life insurance policies offered by life insurance companies.

     FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
     Investment Objective: The Fund's goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies that have paid rising dividends. Franklin Advisory Services, LLC is the Fund's investment manager.

     TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
     Investment Objective: The Fund's goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the United States, including those in emerging markets. The Fund's investment manager is Templeton Investment Counsel, LLC.

MFS VARIABLE INSURANCE TRUST
MFS Variable Insurance Trust (the "Trust") is an open end management investment company. The Trust offers shares of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Massachusetts Financial Services Company ("MFS") serves as the Series' investment adviser.

     MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
     Investment Objective: Long-term growth of capital and future income rather than current income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offers better than average prospects for long-term growth.

     MFS MID CAP GROWTH SERIES: SERVICE CLASS
     Investment Objective: Long-term growth of capital. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which MFS believes have above-average growth potential.

     MFS NEW DISCOVERY SERIES: SERVICE CLASS
     Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

     MFS VALUE SERIES: SERVICE CLASS
     Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of large capitalization companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I AND CLASS II

     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GVIT SMALL CAP GROWTH FUND: CLASS II
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I AND CLASS II
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I AND CLASS II
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment adviser.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS AND SERVICE CLASS Investment Objective: The Fund's objective is long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS
     Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed-income securities of domestic and foreign issuers. Under normal market conditions, the Fund invests at least 65% of its total assets, and can invest without limit, in high-yield, lower-grade fixed-income securities, commonly called "junk bonds."

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: SERVICE CLASS
     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MAIN STREET SMALL CAP FUND/VA: INITIAL CLASS
     Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in common stocks of small-capitalization U.S. companies that the Fund's investment manager believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies having a small market capitalization.

     OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE CLASS
     Investment Objective: A high level of current income principally derived from interest on debt securities. The Fund pursues its objective by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities, and lower-rated high yield securities of U.S. and foreign companies.

PUTNAM VARIABLE TRUST
Putnam Variable Trust is an open-end management investment company organized as a Massachusetts business trust that consists of multiple portfolios. The portfolios are sold to insurance company separate accounts to serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies. Putnam Investment Management, LLC serves as the Funds' investment manager.

     PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES
     Investment Objective: The Fund seeks capital appreciation. The Fund seeks it goal by investing mainly in common stocks of companies outside the United States. The Fund first selects the countries and industries it believes are attractive, then it looks for companies that it believes have favorable investment potential.

     PUTNAM VT SMALL CAP VALUE FUND: CLASS IB SHARES

     Investment Objective: The Fund seeks capital appreciation by investing mainly in common stocks of U.S. companies. The Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

     PUTNAM VT VOYAGER FUND: CLASS IB SHARES
     Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Fund believes are fast-growing and whose earnings the Fund believes are likely to increase over time.


STI CLASSIC VARIABLE TRUST
The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (the "Funds"). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies. Trusco Capital Management, Inc. ("Trusco") serves as the Funds' investment adviser.

     CAPITAL APPRECIATION FUND
     Investment Objective: Capital appreciation. The Fund invests primarily in U.S. common stocks and other equity securities that Trusco believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends.

     GROWTH AND INCOME FUND
     Investment Objective: Long-term capital appreciation and current income. The Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts of foreign companies, all with market capitalizations of at least $1 billion.

     INTERNATIONAL EQUITY FUND
     Investment Objective: Long-term capital appreciation. The Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

     INVESTMENT GRADE BOND FUND
     Investment Objective: High total return through current income and capital appreciation, while preserving the principal amount invested. The Fund invests at least 80% of its net assets in investment grade fixed income securities. Trusco focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities.

     MID-CAP EQUITY FUND
     Investment Objective: Capital appreciation. The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index).

     SMALL CAP VALUE EQUITY FUND
     Investment Objective: Capital appreciation and current income. The Fund invests at least 80% of its net assets in common stocks of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion).

     VALUE INCOME STOCK FUND
     Investment Objective: Current income and capital appreciation. The Fund invests at least 80% of its net assets in common stocks and other equity securities of companies.


VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as each Portfolio's investment adviser.

     COMSTOCK PORTFOLIO: CLASS II
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

     EMERGING GROWTH PORTFOLIO: CLASS II
     Investment Objective: Capital appreciation.  The
     Portfolio pursues its objective by investing primarily in a portfolio of common stocks considered by the Portfolio's investment adviser to be emerging growth companies.

VISION GROUP OF FUNDS
The Vision Group of Funds is an open-end management investment company organized as a Delaware business trust that consists of multiple portfolios. The portfolios are sold to insurance company separate accounts to serve as investment options under variable annuity contracts issued by insurance companies. M&T Asset Management, a department of M&T Bank, serves as the Funds' investment adviser.

     VISION LARGE CAP GROWTH FUND II
     Investment Objective: The Fund's objective is to provide capital appreciation. The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities of companies similar in size at the time of purchase to those within the Standard & Poor's 500/Barra Growth Index (S&P BG).

     VISION LARGE CAP VALUE FUND II
     Investment Objective: The Fund's objective is to provide capital appreciation. Current income is a secondary, non-fundamental consideration. The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities of U.S. companies similar in size at the time of purchase to those within the Standard & Poor's 500/Barra Value Index (S&P BV).

     VISION MANAGED ALLOCATION FUND - MODERATE GROWTH II Investment Objective:
     The Fund's objective is to seek capital appreciation and, secondarily, income. The Fund seeks to achieve its objective by investing in a combination of underlying funds managed by the adviser. The largest allocations normally are to underlying funds that invest primarily in equity securities, but at times the amount allocated to underlying funds that invest primarily in fixed income securities and money market funds can be higher than the amount in equities.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 3.15%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:
--------------------------------------------------------------------------------
                           CALLING:     1-800-848-6331, TDD 1-800-238-3035
--------------------------------------------------------------------------------
                           WRITING:     Nationwide Life Insurance Company
                                        One Nationwide Plaza, 1-05-P1
                                        Columbus, Ohio 43215
--------------------------------------------------------------------------------

                          NO OPTIONAL BENEFITS ELECTED
 (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.147445          11.419115             -6.00%             1,801,287          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.322947          12.147445              7.28%             1,853,302          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.758604          11.322947              5.25%             1,764,738          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.758604              7.59%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.874421           10.207668             -6.13%               581,991          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.874421              8.74%               183,999          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            15.891422          12.949436            -18.51%             2,890,947          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.039523          15.891422            -11.91%             3,221,910          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.265992          18.039523             35.98%             2,302,553          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.265992             32.66%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.478714            6.897293            -18.65%             1,448,978          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.478714            -15.21%               805,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.564599           6.601032            -12.74%             1,901,773          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.868246           7.564599            -23.34%             2,111,782          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.218542           9.868246              7.05%             2,215,561          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.218542             -7.81%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.046605            7.018847            -12.77%               243,817          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.046605            -19.53%               104,095          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.418931          11.779111              3.15%             1,292,542          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.841227          11.418931              5.33%               667,253          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.407380          10.841227              4.17%             1,012,021          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.407380              4.07%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          11.963781           9.328759            -22.02%               864,679          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.938906          11.963781            -19.92%               996,007          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.586638          14.938906             41.11%               656,721          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.586638              5.87%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.400493            6.559449            -21.92%               291,800          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.400493            -16.00%               171,876          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.597944          10.999576             -5.16%               449,491          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204056          11.597944             -4.97%               476,404          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.098876          12.204056              9.96%               421,418          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.098876             10.99%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.483513            8.981185             -5.30%               104,929          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.483513             -5.16%                49,274          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.135469          10.200998             -8.39%               124,889          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.862419          11.135469            -13.43%               329,372          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.278688          12.862419             14.04%               227,213          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.278688             12.79%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.717055            7.977579             -8.48%               118,590          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.717055            -12.83%                93,322          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                14.248052          12.367450            -13.20%             1,921,813          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.419403          14.248052             -7.60%             2,102,464          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.539357          15.419403             22.97%             1,621,378          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.539357             25.39%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.252181            8.021141            -13.31%               631,501          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.252181             -7.48%               337,266          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 1.11%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.087430          11.393756            -12.94%             3,565,690          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.567662          13.087430            -10.16%             3,792,958          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204206          14.567662             19.37%             3,136,858          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.204206             22.04%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.543603          12.401055              7.43%             1,516,238          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.478118          11.543603             10.17%             1,198,221          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.690813          10.478118             -1.99%             1,080,565          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.690813              6.91%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               11.110424          10.814571             -2.66%             1,011,363          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.730743          11.110424             -5.29%             1,066,957          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.340963          11.730743              3.44%             1,089,824          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.340963             13.41%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.609431            9.339561             -2.81%               191,331          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.609431             -3.91%                88,470          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.729886           6.173069            -29.29%                93,306          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729886            -12.70%                39,432          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.729884           6.173063            -29.29%               102,698          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729884            -12.70%                 9,002          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        12.771052          11.529603             -9.72%             1,800,094          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.387303          12.771052             -4.60%             2,032,468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.392371          13.387303              8.03%             1,715,998          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.392371             23.92%               154,251          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.827003            8.856439             -9.88%               395,692          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.827003             -1.73%               192,591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.104959           8.563313            -15.26%             3,222,422          2001
Opportunities
Portfolio: Service
Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.317183          10.104959            -17.96%             3,980,107          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.936099          12.317183              3.19%             3,968,982          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.936099             19.36%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.507865            7.192853            -15.46%               349,911          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.507865            -14.92%               281,271          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           19.369905          18.539590             -4.29%               523,019          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.643713          19.369905             32.27%               559,878          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          14.643713             46.44%               109,979          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.178625           10.682634             -4.44%               471,930          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.178625             11.79%               229,188          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income

Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery
Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund:
Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond
Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 20, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I
GVIT GVIT Small Cap Value Fund: Class I
GVIT GVIT Small Company Fund: Class I
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA:
Initial Class
Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB Shares
VISION Group Of Funds - VISION Large Cap Growth Fund II

VISION Group Of Funds - VISION Large Cap Value Fund II
VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           9.264880             -7.35%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           9.255376             -7.45%                     0          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           8.582894            -14.17%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           8.351108            -16.49%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              10.000000           8.908337            -10.92%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              10.000000           8.905818            -10.94%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.000000          10.008885              0.09%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           7.929901            -20.70%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           7.946380            -20.54%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           9.231706             -7.68%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was -1.09%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           8.983954            -10.16%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           9.381799             -6.18%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           8.097330            -19.03%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           9.349930             -6.50%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           8.525659            -14.74%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          10.000000           8.944830            -10.55%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000          10.340672              3.41%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           9.598419             -4.02%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           9.590830             -4.09%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           8.336615            -16.63%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           8.336631            -16.63%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.312474             -6.88%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.310745             -6.89%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.029073             -9.71%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.014771             -9.95%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000          10.168041              1.68%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000          10.158241              1.58%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 20, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Condensed Financial Information...............................................3
Financial Statements........................................................136

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Fidelity Advisor Variable Account and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000, 1999, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the Fidelity VIP Money Market Portfolio and the GVIT Gartmore GVIT Money Market Fund: Class I (collectively, the "Money Market Funds"), subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Fidelity VIP Money Market Portfolio's seven-day current yield for the maximum number of options available as of December 31, 2001 (2.70%) was -1.09%. The GVIT Gartmore GVIT Money Market Fund: Class I was added to the variable account February 14, 2002; therefore, no current yield is available. The Money Market Funds' effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Money Market Fund. The Fidelity VIP Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2001 (2.70%) was -1.07%. The GVIT Gartmore GVIT Money Market Fund:
Class I was added to the variable account February 14, 2002; therefore, no effective yield is available.

The Money Market Funds' yields and effective yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although each portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in a Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2002 (3.15%), except for premium taxes, which may be imposed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The non-standardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2001. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                    NO OPTIONAL BENEFITS ELECTED
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.147445          11.419115             -6.00%             1,801,287          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.322947          12.147445              7.28%             1,853,302          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.758604          11.322947              5.25%             1,764,738          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.758604              7.59%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.874421           10.207668             -6.13%               581,991          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.874421              8.74%               183,999          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            15.891422          12.949436            -18.51%             2,890,947          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.039523          15.891422            -11.91%             3,221,910          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.265992          18.039523             35.98%             2,302,553          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.265992             32.66%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.478714            6.897293            -18.65%             1,448,978          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.478714            -15.21%               805,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.564599           6.601032            -12.74%             1,901,773          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.868246           7.564599            -23.34%             2,111,782          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.218542           9.868246              7.05%             2,215,561          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.218542             -7.81%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.046605            7.018847            -12.77%               243,817          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.046605            -19.53%               104,095          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.418931          11.779111              3.15%             1,292,542          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.841227          11.418931              5.33%               667,253          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.407380          10.841227              4.17%             1,012,021          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.407380              4.07%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          11.963781           9.328759            -22.02%               864,679          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.938906          11.963781            -19.92%               996,007          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.586638          14.938906             41.11%               656,721          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.586638              5.87%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 1.11%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.400493            6.559449            -21.92%               291,800          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.400493            -16.00%               171,876          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.597944          10.999576             -5.16%               449,491          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204056          11.597944             -4.97%               476,404          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.098876          12.204056              9.96%               421,418          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.098876             10.99%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.483513            8.981185             -5.30%               104,929          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.483513             -5.16%                49,274          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.135469          10.200998             -8.39%               124,889          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.862419          11.135469            -13.43%               329,372          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.278688          12.862419             14.04%               227,213          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.278688             12.79%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.717055            7.977579             -8.48%               118,590          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.717055            -12.83%                93,322          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                14.248052          12.367450            -13.20%             1,921,813          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.419403          14.248052             -7.60%             2,102,464          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.539357          15.419403             22.97%             1,621,378          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.539357             25.39%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.252181            8.021141            -13.31%               631,501          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.252181             -7.48%               337,266          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.087430          11.393756            -12.94%             3,565,690          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.567662          13.087430            -10.16%             3,792,958          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204206          14.567662             19.37%             3,136,858          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.204206             22.04%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.543603          12.401055              7.43%             1,516,238          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.478118          11.543603             10.17%             1,198,221          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.690813          10.478118             -1.99%             1,080,565          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.690813              6.91%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               11.110424          10.814571             -2.66%             1,011,363          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.730743          11.110424             -5.29%             1,066,957          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.340963          11.730743              3.44%             1,089,824          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.340963             13.41%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.609431            9.339561             -2.81%               191,331          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.609431             -3.91%                88,470          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.729886           6.173069            -29.29%                93,306          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729886            -12.70%                39,432          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.729884           6.173063            -29.29%               102,698          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729884            -12.70%                 9,002          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        12.771052          11.529603             -9.72%             1,800,094          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.387303          12.771052             -4.60%             2,032,468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.392371          13.387303              8.03%             1,715,998          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.392371             23.92%               154,251          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.827003            8.856439             -9.88%               395,692          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.827003             -1.73%               192,591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.104959           8.563313            -15.26%             3,222,422          2001
Opportunities
Portfolio: Service
Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.317183          10.104959            -17.96%             3,980,107          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.936099          12.317183              3.19%             3,968,982          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.936099             19.36%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.507865            7.192853            -15.46%               349,911          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.507865            -14.92%               281,271          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           19.369905          18.539590             -4.29%               523,019          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.643713          19.369905             32.27%               559,878          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          14.643713             46.44%               109,979          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.178625           10.682634             -4.44%               471,930          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.178625             11.79%               229,188          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
 (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                   ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.129776          11.963714             -6.04%             1,596,242          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.312151          12.129776              7.23%             1,516,408          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.753771          11.312151              5.19%             1,423,414          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.753771              7.54%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.870802          10.199081             -6.18%               191,479          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.870802              8.71%               112,341          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            15.868312          12.924025            -18.55%             2,635,936          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.022329          15.868312            -11.95%             3,028,114          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.260038          18.022329             35.91%             2,294,573          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.260038             32.60%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.475873           6.891480            -18.69%               655,639          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.475873            -15.24%               528,154          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.553578           6.588072            -12.78%             1,247,611          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.858827           7.553578            -23.38%             1,411,257          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.214386           9.858827              6.99%             1,459,647          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.214386             -7.86%               531,204          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               8.043918           7.012944            -12.82%               160,761          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.043918            -19.56%               105,348          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.402151          11.755833              3.10%             1,069,808          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.830732          11.402151              5.28%               746,409          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.402557          10.830732              4.12%               555,151          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.402557              4.03%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          11.946379           9.310438            -22.06%               645,413          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.924674          11.946379            -19.96%               733,798          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.581883          14.924674             41.04%               597,180          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.581883              5.82%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 1.06%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.397683           6.553918            -21.96%               189,539          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.397683            -16.02%               143,055          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.581059          10.977983             -5.21%               376,663          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.192406          11.581059             -5.01%               400,404          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.093882          12.192406              9.90%               388,249          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.093882             10.94%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.480353           8.973634             -5.34%                85,153          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.480353             -5.20%                50,160          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.119287          10.180995             -8.44%               105,526          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.850172          11.119287            -13.47%               339,014          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.273630          12.850172             13.98%               296,560          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.273630             12.74%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.714140           7.970856             -8.53%                20,311          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.714140            -12.86%                11,547          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                14.227328          12.343191            -13.24%             1,705,391          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.404707          14.227328             -7.64%             1,943,616          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.533725          15.404707             22.91%             1,648,055          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.533725             25.34%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.249091           8.014382            -13.25%               384,112          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.249091             -7.51%               297,367          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.068369          11.371387            -12.99%             2,094,072          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.553757          13.068369            -10.21%             2,272,304          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.198716          14.553757             19.31%             1,831,446          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.198716             21.99%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.526779          12.376695              7.37%             1,005,660          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.468109          11.526779             10.11%               902,645          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.686005          10.468109             -2.04%               710,234          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.686005              6.86%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               11.094249          10.793354             -2.71%               906,349          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.719556          11.094249             -5.34%               988,942          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.335864          11.719556              3.38%               953,953          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.335864             13.36%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.606225            9.331703             -2.86%               136,903          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.606225             -3.94%                90,572          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.728825           6.169162            -29.32%                27,051          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.728825            -12.71%                19,720          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.728826           6.169168            -29.32%                27,672          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.728826            -12.71%                11,951          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        12.752459          11.506965             -9.77%             2,006,623          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.374521          12.752459             -4.65%             2,285,543          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.386801          13.374521              7.97%             2,201,561          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.386801             23.87%               154,651          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.823730            8.848996             -9.92%               262,477          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.823730             -1.76%               201,031          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.090239           8.546593            -15.30%             2,843,997          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.305429          10.090239            -18.00%             3,559,494          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.930730          12.305429              3.14%             3,704,929          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.930730             19.31%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.505025            7.186798            -15.50%               311,770          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.505025            -14.95%               228,131          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           19.350718          18.511818             -4.34%               618,068          2001
Cap Portfolio: Service
Class - Q
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.636558          19.350718             32.21%               672,960          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          14.636558             46.37%               148,436          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.174896           10.673646             -4.49%               247,040          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.174896             11.75%               157,262          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
 (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.112146          11.374365             -6.09%               332,252          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.301374          12.112146              7.17%               371,009          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.748944          11.301374              5.14%               363,153          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.748944              7.49%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.867182           10.190500             -6.23%                45,974          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.867182              8.67%                13,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            15.845214          12.898643            -18.60%               479,654          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.005139          15.845214            -12.00%               545,330          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.254076          18.005139             35.85%               464,007          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.254076             32.54%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.473041            6.885666            -18.73%                72,870          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.473041            -15.27%                49,666          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.542585           6.575152            -12.83%               291,952          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.849428           7.542585            -23.42%               347,465          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.210254           9.849428              6.94%               380,228          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.210254             -7.90%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.041230            7.007024            -12.86%                14,910          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.041230            -19.59%                 8,058          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.385393          11.732595              3.05%               234,505          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.820248          11.385393              5.22%               198,954          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.397737          10.820248              4.06%               286,015          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.397737              3.98%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          11.928989           9.292160            -22.10%               141,135          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.910446          11.928989            -20.00%               174,231          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.577127          14.910446             40.97%               113,985          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.577127              5.77%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 1.01%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.394882            6.548392            -22.00%                10,828          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.394882            -16.05%                16,430          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.564195          10.956424             -5.26%               107,959          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.180770          11.564195             -5.06%               115,651          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.088896          12.180770              9.85%               109,384          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.088896             10.89%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.477182            8.966066             -5.39%                   631          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.477182             -5.23%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          11.103094          10.161002             -8.48%                33,361          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.837906          11.103094            -13.51%                94,915          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.268555          12.837906             13.93%                95,792          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.268555             12.69%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.711234            7.964147             -8.58%                12,952          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.711234            -12.89%                10,221          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                14.206595          12.318941            -13.29%               349,054          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.390001          14.206595             -7.69%               410,677          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.528086          15.390001             22.84%               326,387          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.528086             25.28%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.246004            8.007633            -13.39%                40,991          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.246004             -7.54%                23,545          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.049356          11.349065            -13.03%               368,908          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.539880          13.049356            -10.25%               425,794          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.193234          14.539880             19.25%               369,530          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.193234             21.93%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.510006          12.352419              7.32%               358,339          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.458120          11.510006             10.06%               382,769          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.681197          10.458120             -2.09%               345,609          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.681197              6.81%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               11.078106          10.772159             -2.76%               160,728          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.708369          11.078106             -5.38%               185,556          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.330772          11.708369              3.33%               204,340          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.330772             13.31%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.603019            9.323847             -2.91%                 9,191          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.603019             -3.97%                 4,993          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.727760           6.165269            -29.36%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.727760            -12.72%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.727758           6.165263            -29.36%                 5,402          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            8.727758           -12.72%                   343          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        12.733906          11.484381             -9.81%               407,990          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.361770          12.733906             -4.70%               455,773          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.381235          13.361770              7.92%               448,328          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.381235             23.81%               154,651          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.820444            8.841534             -9.97%                35,057          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.820444             -1.80%                17,343          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.075545           8.529705            -15.34%               499,198          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.293685          10.075545            -18.04%               655,245          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.925368          12.293685              3.09%               724,460          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.925368             19.25%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.502185            7.180739            -15.54%                15,424          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.502185            -14.98%                10,894          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           19.331537          18.484070             -4.38%               105,062          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.629390          19.331537             32.14%               113,769          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          14.629390             46.29%                32,685          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.171169           10.664665             -4.53%                13,478          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.171169             11.71%                11,115          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.013214           9.398499             -6.14%                33,834          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.347646          10.013214              7.12%                39,984          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.347646             -6.52%                 9,213          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.863547           10.181917             -6.27%               248,989          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.863547              8.64%                50,212          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.882393           8.854191            -18.64%                65,429          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.372047          10.882393            -12.04%                77,114          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.372047             23.72%                23,375          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.470211            6.879860            -18.78%               548,258          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.470211            -15.30%               196,392          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.433364           6.476636            -12.87%                19,257          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.711691           7.433364            -23.46%                25,778          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.711691             -2.88%                 9,214          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.038536            7.001121            -12.91%               143,516          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.038536            -19.61%                62,966          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.804422          11.128248              3.00%                89,040          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.273279          10.804422              5.17%                10,708          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.273279              2.73%                 2,487          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.484559           8.162853            -22.14%                21,063          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.111592          10.484559            -20.04%                21,920          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.111592             31.12%                 2,518          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.96%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.392071           6.542864             -22.04%               120,752          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           8.392071             -16.08%                50,835          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.058144          9.524678              -5.30%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.599754         10.058144              -5.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000         10.599754               6.00%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.474016           8.958520              -5.44%                93,466          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           9.474016              -5.26%                37,838          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.376200          8.576262              -8.53%                 4,931          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.846645          9.376200             -13.56%                 5,234          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000         10.846645               8.47%                 4,517          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.708322           7.957427              -8.62%                35,033          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           8.708322             -12.92%                25,492          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.447964          9.055114             -13.33%                29,984          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.323961         10.447964              -7.74%                33,288          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000         11.323961              13.24%                10,698          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.242912           8.000890             -13.44%               188,098          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           9.242912              -7.57%                70,842          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.722536          8.451416             -13.07%               512,540          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.838507          9.722536             -10.30%               107,388          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000         10.838507               8.39%                18,731          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.795593          11.579832              7.26%               252,187          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.183933          10.795593             10.00%                86,761          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.813933             -1.86%                17,542          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.242848           8.983020             -2.81%                19,383          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.773610           9.242848             -5.43%                32,693          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.773610             -2.26%                13,284          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.599804            9.315980             -2.96%                70,419          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.599804             -4.00%                 9,499          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.726694           6.161368            -29.40%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.726694            -12.73%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.726696           6.161373            -29.40%                29,104          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.726696            -12.73%                    24          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.583526           8.638736             -9.86%                39,135          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.061118           9.583526             -4.75%                51,939          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.061118              0.61%                15,029          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.817168            8.834091            -10.01%               128,141          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.817168             -1.83%                64,054          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.117650           6.868704            -15.39%                73,522          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.909749           8.117650            -18.08%               103,519          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.909749             -0.90%                19,408          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.499348            7.174692            -15.59%               128,917          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.499348            -15.01%                75,111          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.833141          17.042700             -4.43%                11,159          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.502242          17.833141             32.08%                12,126          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.502242             35.02%                    77          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.167442           10.655681             -4.58%               210,982          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.167442             11.67%                56,520          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
 (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.004822           9.385853             -6.19%                 6,007          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.344503          10.004822              7.07%                 6,433          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.344503             -6.55%                 3,388          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.859935           10.173350             -6.32%                61,491          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.859935              8.60%                 3,305          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.873273           8.842257            -18.68%                72,992          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.367900          10.873273            -12.08%                74,675          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.367900             23.68%                47,923          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.467374            6.874049            -18.82%               119,492          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.467374            -15.33%                40,430          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.427138           6.467917            -12.92%                11,197          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.708435           7.427138            -23.50%                13,021          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.708435             -2.92%                 1,531          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.035851            6.995225            -12.95%                38,938          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.035851            -19.64%                10,937          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.795323          11.113226              2.94%                11,840          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.269790          10.795323              5.12%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.269790              2.70%                12,006          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.475758           8.151853            -22.18%                 3,956          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.107190          10.475758            -20.08%                 4,267          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.107190             31.07%                   244          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.91%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.389266            6.537334            -22.08%                12,672          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.389266            -16.11%                 2,788          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.049731           9.511870             -5.35%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.596211          10.049731             -5.16%                   481          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.596211              5.96%                 4,567          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.470847            8.950970             -5.49%                27,895          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.470847             -5.29%                 6,133          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.368357           8.564745             -8.58%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.843019           9.368357            -13.60%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.843019              8.43%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.705406            7.950716             -8.67%                 3,849          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.705406            -12.95%                 1,289          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.439205           9.042915            -13.38%                55,782          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.320167          10.439205             -7.78%                56,010          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.320167             13.20%                51,988          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.239821            7.994141            -13.48%                32,102          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.239821             -7.60%                14,206          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.714380           8.440017            -13.12%                50,509          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.834863           9.714380            -10.34%                29,731          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.834863              8.35%                 2,318          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.786552          11.564259              7.21%                62,448          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.810644          10.786552              9.95%                21,364          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.810644             -1.89%                 4,162          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.235097           8.970919             -2.86%                 8,911          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.770329           9.235097             -5.48%                 6,834          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.770329             -2.30%                 8,159          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.596605            9.308152             -3.01%                20,361          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.596605             -4.03%                 2,736          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.725634           6.157477             -29.43                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.725634            -12.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.725630           6.157480            -29.43%                 8,576          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.725630            -12.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.575498           8.627103             -9.90%                44,926          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.057746           9.575498             -4.79%                47,976          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.057746              0.58%                32,590          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.813882            8.826630            -10.06%                31,580          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.813882             -1.86%                12,656          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.110845           6.859446            -15.43%                58,798          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.906423           8.110845            -18.13%                65,698          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.906423             -0.94%                30,958          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.496504            7.168636            -15.63%                13,238          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.496504            -15.03%                15,419          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.818211          17.019769             -4.48%                 2,262          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.497714          17.818211             32.01%                 2,300          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.497714             34.98%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.163719           10.646714             -4.63%                52,151          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.163719             11.64%                11,389          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
 (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.996446           9.373214             -6.23%                 4,444          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.341371           9.996446              7.01%                 4,662          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.341371             -6.59%                 2,421          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.856303           10.164777             -6.37%                18,545          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.856303              8.56%                11,732          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.864164           8.830356            -18.72%                17,392          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.363757          10.864164            -12.13%                17,691          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.363757             23.64%                 3,943          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.464537            6.868238            -18.86%                51,769          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.464537            -15.35%                31,833          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.420890           6.459185            -12.96%                 4,377          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.705170           7.420890            -23.54%                 4,563          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.705170             -2.95%                 1,746          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.033155            6.989318            -12.99%                15,464          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.033155            -19.67%                17,150          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.786230          11.098217              2.89%                37,336          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.266304          10.786230              5.06%                   532          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.266304              2.66%                   257          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.466994           8.140878            -22.22%                 5,266          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.102821          10.466994            -20.12%                 5,722          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.102821             31.03%                 1,165          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.86%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.386465            6.531831            -22.11%                12,370          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.386465            -16.14%                14,006          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.041311           9.499073             -5.40%                 2,316          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.592651          10.041311             -5.20%                 2,543          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.592651              5.93%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.467676            8.943412             -5.54%                 8,124          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.467676             -5.32%                11,481          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.360492           8.553187             -8.62%                 3,966          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.839384           9.360492            -13.64%                 4,185          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.839384              8.39%                   420          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.702495            7.944011             -8.72%                 6,328          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.702495            -12.98%                 4,561          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.430444           9.030727            -13.42%                11,830          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.316365          10.430444             -7.83%                12,678          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.316365             13.16%                 3,411          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.236735            7.987395            -13.53%                33,637          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.236735             -7.63%                23,308          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.706237           8.428653            -13.16%                83,893          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.831230           9.706237            -10.39%                79,152          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.831230              8.31%                 6,577          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.777507          11.548686              7.16%                19,310          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.807349          10.777507              9.89%                 8,973          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.807349             -1.93%                   626          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.227351           8.958831             -2.91%                 1,650          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.767051           9.227351             -5.53%                   745          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.767051             -2.33%                   257          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.593396            9.300292             -3.06%                 8,987          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.593396             -4.07%                 4,889          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.724567           6.153578            -29.47%                   180          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.724567            -12.75%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.724565           6.153576            -29.47%                 3,481          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.724565            -12.75%                 2,091          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.567480           8.615493             -9.95%                 8,390          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.054379           9.567480             -4.84%                 9,694          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.054379              0.54%                 5,170          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.810607            8.819213            -10.11%                22,086          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.810607             -1.89%                11,400          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.104048           6.850214            -15.47%                13,084          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.903104           8.104048            -18.17%                15,298          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.903104             -0.97%                 6,904          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.493657            7.162591            -15.67%                18,696          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.493657            -15.06%                11,893          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.803282          16.996856             -4.53%                 1,157          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.493199          17.803282             31.94%                 1,956          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.493199             34.93%                   530          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.159988           10.637734             -4.68%                19,671          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.159988             11.60%                14,392          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
 (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.988075           9.360599             -6.28%                 3,531          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.338236           9.988075              6.96%                 1,887          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.338236             -6.62%                 1,237          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.852674           10.156195             -6.42%                34,760          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.852674              8.53%                 7,726          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.855048           8.818451            -18.76%                10,610          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.359610          10.855048            -12.17%                13,063          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.359610             23.60%                 2,068          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.461714            6.862459            -18.90%                62,143          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.461714            -15.38%                22,582          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.414681           6.450489            -13.00%                 1,239          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.701921           7.414681            -23.58%                 3,026          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.701921             -2.98%                 2,250          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.030466            6.983409            -13.04%                 4,599          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.030466            -19.70%                 3,350          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.777140          11.083221              2.84%                13,826          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.262817          10.777140              5.01%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.262817              2.63%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.458206           8.129878            -22.66%                 3,817          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.098422          10.458206            -20.16%                 4,067          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.098422             30.98%                    32          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.81%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.383650            6.526307            -22.15%                 5,206          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.383650            -16.16%                 3,288          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.032886           9.486258             -5.45%                 3,032          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.589098          10.032886             -5.25%                 3,032          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.589098              5.89%                 3,092          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.464517            8.935877             -5.59%                15,792          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.464517             -5.35%                   637          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.352638           8.541650             -8.67%                   127          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.835743           9.352638            -13.69%                   127          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.835743              8.36%                   509          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.699583            7.937310             -8.76%                 3,227          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.699583            -13.00%                   554          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.421715           9.018576            -13.46%                 5,927          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.312579          10.421715             -7.87%                 7,038          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.312579             13.13%                 3,881          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.233647            7.980666            -13.57%                28,069          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.233647             -7.66%                12,292          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.698102           8.417305            -13.21%                32,337          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.827599           9.698102            -10.43%                19,211          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.827599              8.28%                 1,376          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.768479          11.533137              7.10%                21,311          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.804059          10.768479              9.84%                11,996          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.804059             -1.96%                 5,985          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.219609           8.946767             -2.96%                 1,707          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.763773           9.219609             -5.57%                 1,707          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.763773             -2.36%                 1,633          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.590173            9.292439             -3.10%                25,031          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.590173             -4.10%                 5,498          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.723504           6.149686            -29.50%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.723504            -12.76%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.723503           6.149688            -29.50%                   777          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.723503            -12.76%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.559452           8.603875            -10.00%                 6,789          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.051000           9.559452             -4.89%                 9,285          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.051000              0.51%                 3,518          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.807331            8.811766            -10.15%                44,878          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.807331             -1.93%                12,147          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.097237           6.840964            -15.51%                 6,482          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.899770           8.097237            -18.21%                 8,991          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.899770             -1.00%                 2,972          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.490822            7.156543            -15.71%                10,647          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.490822            -15.09%                 7,766          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.788368          16.973973             -4.58%                 2,917          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.488675          17.788368             31.88%                 4,077          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.488675             34.89%                    42          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.156253           10.628769             -4.73%                24,160          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.156253             11.56%                 9,125          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
 (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.979686           9.347976             -6.33%                   843          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.335095           9.979686              6.91%                   843          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.849047           10.147635             -6.47%                   708          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.849047              8.49%                   236          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.845940           8.806545            -18.80%                 2,875          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.355467          10.845940            -12.22%                 3,479          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.458873            6.856641            -18.94%                 2,345          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.458873            -15.41%                 1,555          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.408463           6.441805            -13.05%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.698668           7.408463            -23.61%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.027765            6.977508            -13.08%                 1,346          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.027765            -19.72%                   326          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.883085          12.214356              2.79%                 2,725          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.321684          11.883085              4.96%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.449433           8.118928            -22.30%                   301          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.094032          10.449433            -20.20%                   309          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.76%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.380839            6.520785            -22.19%                 1,385          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.380839            -16.19%                   402          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.024469           9.473472             -5.50%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.585544          10.024469             -5.30%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.461349            8.928331             -5.63%                 1,017          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.461349             -5.39%                   706          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.344790           8.530134             -8.72%                   374          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.832110           9.344790            -13.73%                   478          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.696670            7.930603             -8.81%                   380          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.696670            -13.03%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.412956           9.006407            -13.51%                 1,336          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.308771          10.412956             -7.92%                 2,321          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.230553            7.973926            -13.61%                 3,657          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.230553             -7.69%                 1,089          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          16.867202          14.632127            -13.25%                 1,084          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.841144          16.867202             -10.48                 1,469          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.474251          13.353240              7.05%                   480          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.362789          12.474251              9.78%                   213          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.211877           8.934702             -3.01%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.760484           9.211877             -5.62%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.586975            9.284604             -3.15%                   846          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.586975             -4.13%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.722441           6.145793            -29.54%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.722441            -12.78%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.722439           6.145798            -29.54%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.722439            -12.78%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.551417           8.592265            -10.04%                   904          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.047615           9.551417             -4.94%                   914          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.804049            8.804323            -10.20%                 3,422          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.804049             -1.96%                 1,140          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.090436           6.831736            -15.56%                 1,664          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.896444           8.090436            -18.25%                 1,675          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.487973            7.150507            -15.76%                 4,771          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.487973            -15.12%                   632          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.773446          16.951081             -4.63%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.484146          17.773446             31.81%                   591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.152532           10.619809             -4.78%                 3,155          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.152532             11.53%                 1,503          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust -

Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
 (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.971310           9.335364             -6.38%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.331958           9.971310              6.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.845425           10.139075             -6.51%                 7,580          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.845425              8.45%                   875          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.836830           8.794661            -18.84%                   584          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.351314          10.836830            -12.26%                   584          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.456041            6.850854            -18.98%                15,553          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.456041            -15.44%                 2,264          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.402223           6.433089            -13.09%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.695407           7.402223            -23.65%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.025085            6.971623            -13.13%                 1,930          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.025085            -19.75%                   138          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.758964          11.053262              2.74%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.255839          10.758964              4.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.440659           8.107973            -22.34%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.089636          10.440659            -20.24%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.71%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.378040            6.515292            -22.23%                   832          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.378040            -16.22%                   468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.016038           9.460683             -5.54%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.581982          10.016038             -5.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.458184            8.920800             -5.68%                 2,211          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.458184             -5.42%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.336943           8.518628             -8.76%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.828467           9.336943            -13.77%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.693759            7.923906             -8.86%                   478          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.693759            -13.06%                   155          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.404221           8.994259            -13.55%                   552          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.304975          10.404221             -7.97%                   552          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.227456            7.967172            -13.66%                 5,144          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.227456             -7.73%                 1,679          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.681826           8.394605            -13.30%                11,142          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.820327           9.681826            -10.52%                 1,658          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.750405          11.502068              6.99%                 5,056          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.797473          10.750405              9.73%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.204144           8.922649             -3.06%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.757211           9.204144             -5.67%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.583762            9.276764             -3.20%                 7,675          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.583762             -4.19%                    28          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.721374           6.141897            -29.58%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.721374            -12.79%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.721370           6.141898            -29.58%                    98          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.721370            -12.79%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.543409           8.580686            -10.09%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.044245           9.543409             -4.99%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.800774            8.796886            -10.24%                 5,496          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.800774             -1.99%                   793          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.083647           6.822514            -15.60%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.893125           8.083647            -18.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.485135            7.144460            -15.80%                 1,232          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.485135            -15.15%                   344          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.758535          16.928228             -4.68%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.479627          17.758535             31.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.148798           10.610836             -4.83%                 5,228          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.148798             11.49%                 1,056          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
 (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.962936           9.322767             -6.43%                 5,813          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.328815           9.962936              6.80%                 5,439          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.328815             -6.71%                   887          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.841799           10.130513             -6.56%                33,937          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.841799              8.42%                   290          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.827725           8.782784            -18.89%                12,624          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.347169          10.827725            -12.31%                15,177          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.347169             23.47%                 5,165          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.453200            6.845050            -19.02%                48,765          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.453200            -15.47%                 6,156          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.396001           6.424407            -13.14%                 1,144          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.692137           7.396001            -23.69%                   912          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.692137             -3.08%                   107          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.022393            6.965740            -13.17%                 5,315          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.022393            -19.78%                 1,161          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.833100          12.150588              2.68%                   445          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.285433          11.833100              4.85%                   425          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.883253          11.285433              3.70%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.465899          10.883253              3.99%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.465899              4.66%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.431903           8.097034            -22.38%                 3,319          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.085254          10.431903            -20.28%                 4,184          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.085254             30.85%                 2,248          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.66%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.375228            6.509775            -22.27%                11,309          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.375228            -16.25%                 1,703          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.007639           9.447928             -5.59%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.578425          10.007639             -5.40%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.578425              5.78%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.455005            8.913246             -5.73%                 6,309          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.455005             -5.45%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.329098           8.507129             -8.81%                 2,156          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.824826           9.329098            -13.82%                 2,416          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.824826              8.25%                   219          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.690850            7.917224             -8.90%                 1,946          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.690850            -13.09%                   744          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.395475           8.982108            -13.60%                 7,279          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.301172          10.395475             -8.01%                 7,042          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.301172             13.01%                   311          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.224369            7.960462            -13.70%                27,316          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.224369             -7.76%                 1,556          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          16.800024          14.558975            -13.34%                25,758          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.785022          16.800024            -10.57%                13,185          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.809112          18.785022             18.82%                 2,681          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.494291          15.809112             26.53%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.494291             24.94%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.421795          13.283557              6.94%                 8,609          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.326409          12.421795              9.67%                 1,129          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.609070          11.326409             -2.43%                   481          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.817010          11.609070              7.32%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.817010              8.17%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.196411           8.910614             -3.11%                 6,969          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.753925           9.196411             -5.72%                 6,969          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.753925             -2.46%                 3,154          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.580552            9.268926             -3.25%                15,251          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.580552             -4.19%                   324          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.720312           6.138007            -29.61%                   554          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.720312            -12.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.720311           6.138005            -29.61%                10,748          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.720311            -12.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.535389           8.569097            -10.13%                11,190          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.040866           9.535389             -5.03%                12,851          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.040866              0.41%                 6,204          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.797476            8.789444            -10.29%                10,388          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.797476             -2.03%                 2,589          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.076838           6.813290            -15.64%                41,198          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.889792           8.076838            -18.33%                40,600          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.889792             -1.10%                19,140          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.482290            7.138417            -15.84%                 3,026          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.482290            -15.18%                   872          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.743624          16.905393             -4.72%                   705          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.475098          17.743624             31.68%                   885          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.475098             34.75%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.145061           10.601873             -4.87%                33,025          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.145061             11.45%                 2,241          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM

V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value
Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
 (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.954571           9.310188             -6.47%                33,970          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.325673           9.954571              6.74%                34,242          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.325673             -6.74%                 3,470          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.838163           10.121941             -6.61%                 2,294          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.838163              8.38%                 1,293          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.818621           8.770906            -18.93%                10,188          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.343020          10.818621            -12.35%                11,079          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.343020             23.43%                 2,607          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.450368            6.839254            -19.07%                27,699          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.450368            -15.50%                17,263          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.389789           6.415725            -13.18%                23,904          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.688885           7.389789            -23.73%                24,195          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.688885             -3.11%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.019694            6.959828            -13.22%                 1,315          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.019694            -19.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.364567          11.663532              2.63%                 7,693          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.844055          11.364567              4.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.462911          10.844055              3.64%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.066783          10.462911              3.94%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.066783              0.67%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.423141          8.1086093            -22.42%                 5,950          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.080864          10.423141            -20.32%                 6,910          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.080864             30.81%                 1,262          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.61%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.372418            6.504258            -22.31%                   976          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.372418            -16.28%                   172          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.999235           9.435174             -5.64%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.574877           9.999235             -5.44%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.574877              5.75%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.451842            8.905724             -5.78%                 6,368          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.451842             -5.48%                 6,101          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.321262           8.495649             -8.86%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.821191           9.321262            -13.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.821191              8.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.687931            7.910526             -8.95%                 4,458          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.687931            -13.12%                   499          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.386727           8.969970            -13.64%                 6,974          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.297372          10.386727             -8.06%                 6,974          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.297372             12.97%                 2,852          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.221273            7.953714            -13.75%                 9,320          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.221273             -7.79%                 8,468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.870024          12.013694            -13.38%                12,251          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.516650          13.870024            -10.61%                10,311          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.065126          15.516650             18.76%                   190          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.330898          13.065126             26.47%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.330898              3.31%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.634088          12.434847              6.88%                   820          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.613518          11.634088              9.62%                   826          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.883913          10.613518             -2.48%                   257          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.146469          10.883913              7.27%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.146469              1.46%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.188680           8.898573             -3.16%                   326          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.750647           9.188680             -5.76%                   326          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.750647             -2.49%                   115          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.577347            9.261102             -3.30%                 1,306          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.577347             -4.23%                   759          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.719244           6.134110            -29.65%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.719244            -12.81%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.719240           6.134116            -29.65%                 1,179          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.719240            -12.81%                 1,179          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.527370           8.557520            -10.18%                24,151          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.037482           9.527370             -5.08%                25,912          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.037482              0.37%                   284          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.794199            8.782013            -10.33%                 5,662          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.794199             -2.06%                 5,712          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.070054           6.804087            -15.69%                34,763          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.886469           8.070054            -18.37%                36,264          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.886469             -1.14%                 3,120          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.479448            7.132375            -15.89%                 6,438          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.479448            -15.21%                 5,491          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.728734          16.882585             -4.77%                 4,372          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.470580          17.728734             31.61%                 5,061          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.470580             34.71%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.141333           10.592911             -4.92%                26,805          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.141333             11.41%                11,501          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM

V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value
Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
 (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.946193           9.297598             -6.52%                   528          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.322535           9.946193              6.69%                   528          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.322535             -6.77%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.834533           10.113386             -6.66%                29,768          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.834533              8.35%                 1,495          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.809532           8.759055            -18.97%                 6,484          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.338879          10.809532            -12.39%                 5,842          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.338879             23.39%                 1,137          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.447531            6.833466            -19.11%                34,616          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.447531            -15.52%                   868          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.383568           6.407058            -13.23%                 3,398          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.685624           7.383568            -23.77%                 2,405          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.685624             -3.14%                   267          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.016993            6.953925            -13.26%                 8,777          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.016993            -19.83%                 1,113          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.346346          11.638891              2.58%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.832134          11.346346              4.75%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.456715          10.832134              3.59%                49,021          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.065929          10.456715              3.88%                71,766          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.065929              0.66%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.414372           8.075156            -22.46%                   387          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.076471          10.414372            -20.36%                   471          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.076471             30.76%                   255          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.56%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.369613            6.498755            -22.35%                 6,992          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.369613            -16.30%                   962          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.990829           9.422426             -5.69%                   468          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.571321           9.990829             -5.49%                   468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.571321              5.71%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.448675            8.898196             -5.83%                 5,856          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.448675             -5.51%                   514          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.313417           8.484162             -8.90%                   457          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.817549           9.313417            -13.90%                   457          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.817549              8.18%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.685016            7.903822             -8.99%                 5,772          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.685016            -13.15%                   890          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.378005           8.957861            -13.68%                 4,504          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.293580          10.378005             -8.11%                 4,504          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.293580             12.94%                   565          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.218183            7.947001            -13.79%                17,070          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.218183             -7.82%                   729          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          13.847864         11.988361             -13.43%                 8,614          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.499687         13.847864             -10.66%                 6,351          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.057468         15.499687              18.70%                   399          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.330070         13.057468              26.40%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000         10.330070               3.30%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.615489          12.408647              6.83%                13,309          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.601902          11.615489              9.56%                    81          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.877515          10.601902             -2.53%                   244          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.145651          10.877515              7.21%                     0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.145651              1.64%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.180959           8.886561             -3.21%                 2,529          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.747370           9.180959             -5.81%                 2,529          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.747370             -2.53%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.574134            9.253257             -3.35%                 9,570          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.574134             -4.26%                 1,175          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.718173           6.130220            -29.68%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.718173            -12.82%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.718171           6.130220            -29.68%                 6,548          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.718171            -12.82%                   381          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.519356           8.545956            -10.23%                   799          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.034112           9.519356             -5.13%                   974          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.034112              0.34%                   530          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.790913            8.774593            -10.38%                 4,057          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.790913             -2.09%                   363          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.063257           6.794882            -15.73%                 3,814          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.883134           8.063257            -18.41%                 2,900          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.883134             -1.17%                   648          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.476597            7.126334            -15.93%                 5,760          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.476597            -15.23%                   575          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.713831          16.859788             -4.82%                 1,228          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.466052          17.713831             31.54%                 1,228          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.466052             34.66%                    85          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.137589           10.583952             -4.97%                13,175          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.137589             11.38%                   796          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
 (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.937826           9.285029             -6.57%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.319394           9.937826              6.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.830898           10.104825             -6.70%                10,755          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.830898              8.31%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.800438           8.747205            -19.01%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.334723          10.800438            -12.44%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.444694            6.827677            -19.15%                24,184          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.444694            -15.55%                 2,198          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.377354           6.398390            -13.27%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.682359           7.377354            -23.81%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.014309            6.948050            -13.30%                 2,949          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.014309            -19.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.722656          10.993508              2.53%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.241878          10.722656              4.69%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.405612           8.064235            -22.50%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.072073          10.405612            -20.40%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.51%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.366798            6.493251            -22.39%                 7,131          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.366798            -16.33%                   280          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.982426           9.409698             -5.74%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.567758           8.366798             -5.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.445503            8.890667             -5.87%                 4,458          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.445503             -5.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.305583           8.472691             -8.95%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.813907           9.305583            -13.95%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.682095            7.897131             -9.04%                   142          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.682095            -13.18%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.369266           8.945742            -13.73%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.289773          10.369266             -8.15%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.215087            7.940263            -13.83%                12,293          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.215087             -7.85%                 2,192          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.649314           8.349328            -13.47%                48,018          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.805770           9.649314            -10.70%                 2,613          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.714289          11.440067              6.77%                 5,375          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.784289          10.714289              9.51%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.173236           8.874549             -3.26%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.744082           9.173236             -5.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.570917            9.245426             -3.40%                 4,100          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.570917             -4.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.717108           6.126332            -29.72%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.717108            -12.83%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.717102           6.126326            -29.72%                 1,109          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.717102            -12.83%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.511361           8.534412            -10.27%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.030731           9.511361             -5.18%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.787626            8.767150            -10.43%                 1,408          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.787626             -2.12%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.056480           6.785706            -15.77%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.879817           8.056480            -18.46%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.473753            7.120299            -15.97%                   336          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.473753            -15.26%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.698948          16.837022             -4.87%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.461529          17.698948             31.48%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.133863           10.575013             -5.02%                12,541          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.133863             11.34%                 1,897          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
 (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.929472           9.272487             -6.62%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.316254           9.929472              6.58%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.316254             -6.84%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.827267           10.096273             -6.75%                 3,103          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.827267              8.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.791343           8.735373            -19.05%                 8,906          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.330569          10.791343            -12.48%                10,916          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.330569             23.31%                   539          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.441852            6.821878            -19.19%                 3,451          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.441852            -15.58%                   864          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.371133           6.389730            -13.31%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.679099           7.371133            -23.84%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.679099             -3.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.011610            6.942163            -13.35%                 1,133          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.011610            -19.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.713587          10.978600              2.47%                 2,045          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.238387          10.713587              4.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.238387              2.38%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.396864           8.053339            -22.54%                 7,861          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.067686          10.396864            -20.44%                 9,748          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.067686             30.68%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.46%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.363990            6.487750            -22.43%                   161          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.363990            -16.36%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.974006           9.396957             -5.79%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.564193           9.974006             -5.59%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.564193              5.64%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.442327            8.883133             -5.92%                   393          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.442327             -5.58%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.297750           8.461230             -9.00%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.810265           9.297750            -13.99%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.810265              8.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.679190            7.890448             -9.09%                   354          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.679190            -13.21%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.360545           8.933644            -13.77%                 9,702          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.285979          10.360545             -8.20%                11,897          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.285979             12.86%                   572          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.211994            7.933544            -13.88%                   556          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.211994             -7.88%                   556          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.641192           8.338036            -13.52%                 1,475          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.802136           9.641192            -10.75%                 1,475          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.802136              8.02%                   765          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.705289          11.424622              6.72%                   541          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.780998          10.705289              9.45%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.780998             -2.19%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.165506           8.862535             -3.31%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.740797           9.165506             -5.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.740797             -2.59%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.567701            9.237597             -3.45%                 2,815          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.567701             -4.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.716039           6.122434            -29.76%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.716039            -12.84%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.716033           6.122437            -29.76%                   743          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.716033            -12.84%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.503349           8.522859            -10.32%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.027355           9.503349             -5.23%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.027355              0.27%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.784346            8.759735            -10.47%                   945          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.784346             -2.16%                                2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.049698           6.776524            -15.82%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.876485           8.049698            -18.50%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.876485             -1.24%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.470902            7.114268            -16.02%                   662          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.470902            -15.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.684052          16.814244             -4.92%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.456992          17.684052             31.41%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.456992             34.57%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.130134           10.566070             -5.07%                   687          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.130134             11.30%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class,
MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

 (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.921112           9.259938             -6.66%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.313103           9.921112              6.53%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.313103              -6.87                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.823636           10.087731             -6.80%                10,445          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.823636              8.24%                   903          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.782261           8.723545            -19.09%                 1,183          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.326422          10.782261            -12.53%                 1,183          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.326422             23.26%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.439022            6.816105            -19.23%                17,235          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.439022            -15.61%                 2,693          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.364926           6.381075            -13.36%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.675845           7.364926            -23.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.675845             -3.24%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.008912            6.936271            -13.39%                 5,106          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.008912            -19.91%                 1,173          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.704521          10.963705              2.42%                   220          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.234896          10.704521              4.59%                    19          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.234896              2.35%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.388105           8.042427            -22.58%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.063292          10.388105            -20.48%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.063292             30.63%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.41%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.361180            6.482249            -22.47%                 3,671          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.361180            -16.39%                   651          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.965624           9.384260             -5.83%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.560644           9.965624             -5.63%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.560644              5.61%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.439153            8.875610             -5.97%                   538          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.439153             -5.61%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.289927           8.449786             -9.04%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.806627           9.289927            -14.03%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.806627              8.07%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.676267            7.883758             -9.13%                 3,233          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.676267            -13.24%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.351820           8.921562            -13.82%                 1,283          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.282174          10.351820             -8.25%                 1,680          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.282174             12.82%                   397          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.208896            7.926820            -13.92%                 3,952          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.208896             -7.91%                 1,440          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.633081           8.326755            -13.56%                 8,728          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.798506           9.633081            -10.79%                 3,975          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.798506              7.99%                   271          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.696269          11.409163              6.66%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.777709          10.696269              9.39%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.777709             -2.22%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.157788           8.850550             -3.35%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.737517           9.157788             -5.95%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.737517             -2.62%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.564490            9.229781             -3.50%                 2,761          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.564490             -4.36%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.714972           6.118547            -29.79%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.714972            -12.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.714972           6.118558            -29.79%                 1,466          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.714972            -12.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.495348           8.511339            -10.36%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.023974           9.495348             -5.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.023974              0.24%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.781054            8.752315            -10.52%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.781054             -2.19%                                2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.042899           6.767329            -15.86%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.873148           8.042899            -18.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.873148             -1.27%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.468056            7.108237            -16.06%                 2,105          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.468056            -15.32%                    24          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.669167          16.791512             -4.97%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.452461          17.669167             31.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.452461             34.52%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.126391           10.557109             -5.12%                 5,450          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.126391             11.26%                   752          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
 (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.912757           9.247408             -6.71%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.309967           9.912757              6.47%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.820011           10.079193             -6.85%                    43          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.820011              8.20%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.773174           8.711728            -19.13%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.322268          10.773174            -12.57%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.436186            6.810319            -19.27%                 6,268          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.436186            -15.64%                 3,639          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.358723           6.372448            -13.40%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.672582           7.358723            -23.92%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.006220            6.930397            -13.44%                    24          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.006220            -19.94%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.695455          10.948819              2.37%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.231401          10.695455              4.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.379362           8.031546            -22.62%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.058898          10.379362            -20.52%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.36%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.358362            6.476740            -22.51%                 1,265          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.358362            -16.42%                   608          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.957220           9.371547             -5.88%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.557084           9.957220             -5.68%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.435985            8.868090             -6.02%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.435985             -5.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.282090           8.438337             -9.09%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.802974           9.282090            -14.08%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.673347            7.877067             -9.18%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.673347            -13.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.343090           8.909469            -13.86%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.278366          10.343090             -8.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.205805            7.920110            -13.97%                 2,902          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.205805             -7.94%                 1,750          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.624951           8.315471            -13.61%                 4,764          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.794851           9.624951            -10.84%                 2,702          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.687263          11.393734              6.61%                    43          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.774410          10.687263              9.34%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.150065           8.838563             -3.40%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.734233           9.150065             -6.00%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.561266            9.221950             -3.55%                 1,964          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.561266             -4.39%                 1,152          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.713906           6.114660            -29.83%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.713906            -12.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.713899           6.114650            -29.83%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.713899            -12.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.487345           8.499804            -10.41%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.020589           9.487345             -5.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.777778            8.744908            -10.56%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.777778             -2.22%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.036133           6.758171            -15.90%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.869824           8.036133            -18.58%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.465213            7.102214            -16.10%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.465213            -15.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.654305          16.768811             -5.02%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.447936          17.654305             31.28%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.122665           10.548182             -5.16%                 4,253          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.122665             11.23%                 2,540          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
 (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.904395           9.234883             -6.76%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.816373           10.070646             -6.89%                13,136          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.764092           8.699922            -19.18%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.433340            6.804531            -19.31%                17,595          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.352510           6.363800            -13.45%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.003519            6.924516            -13.48%                 2,636          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.686394          10.933951              2.32%                 9,170          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.370604           8.020658            -22.66%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.355554            6.471243            -22.55%                   952          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.948824           9.358857             -5.93%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.31%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.432810            8.860560             -6.07%                 8,800          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.274256           8.426898             -9.14%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.670421            7.870380             -9.23%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.334368           8.879411            -13.90%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.202708            7.913380            -14.01%                 3,113          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.616863           8.304223            -13.65%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.678258          11.378314              6.56%                 1,078          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.142362           8.826597             -3.45%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.558063            9.214134             -3.60%                    72          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.712836           6.110761            -29.86%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.712831           6.110762            -29.86%                 5,896          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.479350           8.488299            -10.45%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.774480            8.737483            -10.61%                 2,124          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.029346           6.749005            -15.95%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.462366            7.096176            -16.14%                    55          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.639436          16.746109             -5.06%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.118928           10.539238             -5.21%                 5,178          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
 (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.896058           9.222382             -6.81%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.303685           9.896058              6.37%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.812739           10.062105             -6.94%                 1,259          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.812739              8.13%                    85          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.755009           8.688117            -19.22%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.313961          10.755009            -12.66%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.430504            6.798758            -19.36%                 1,927          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.430504            -15.69%                   164          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.346312           6.355190            -13.49%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.666051           7.346312            -24.00%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              8.000822            6.918628            -13.53%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.000822            -19.99%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.677336          10.919093              2.26%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.224413          10.677336              4.43%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.361858           8.009778            -22.70%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.050088          10.361858            -20.60%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.26%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.352740            6.465747            -22.59%                    59          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.352740            -16.47%                    34          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.940444           9.346180             -5.98%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.549959           9.940444             -5.78%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.429634            8.853046              6.11%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.429634             -5.70%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.266441           8.415489             -9.18%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.795690           9.266441            -14.17%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.667505            7.863704             -9.27%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.667505            -13.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.325655           8.885347            -13.95%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.270766          10.325655             -8.39%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.199607            7.906658            -14.05%                   110          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.199607             -8.00%                    63          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.608747           8.292965            -13.69%                 1,558          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.787578           9.608747            -10.93%                   118          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.669248          11.362894              6.50%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.767809          10.669248              9.23%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.134653           8.814639             -3.50%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.727660           9.134653             -6.10%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.554841            9.206319             -3.65%                   157          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.554841             -4.45%                    92          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.711768           6.106876            -29.90%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.711768            -12.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.711766           6.106876            -29.90%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.711766            -12.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.471352           8.476792            -10.50%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.013822           9.471352             -5.42%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.771194            8.730068            -10.66%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.771194             -2.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.022575           6.739861            -15.99%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.863165           8.022575            -18.66%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.459517            7.090158            -16.19%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.459517            -15.40%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.624573          16.723439             -5.11%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.438879          17.624573             31.15%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.115190           10.530306             -5.26%                 1,244          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.115190             11.15%                    56          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.887701           9.209865             -6.86%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.300541           9.887701              6.31%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.300541             -6.99%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.809109           10.053575             -6.99%                   564          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.745932           8.676331            -19.26%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.309803          10.745932            -12.70%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.309803             23.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.427664            6.792973            -19.40%                   322          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.340109           6.346563            -13.54%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.662795           7.340109            -24.04%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.662795             -3.37%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              7.998127            6.912752            -13.57%                   516          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.668284          10.904248              2.21%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.220920          10.668284              4.38%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.220920              2.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.353122           7.998921            -22.74%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.045702          10.353122            -20.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.045702             30.46%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.349928            6.460260            -22.63%                   163          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.21%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.932061           9.333512             -6.03%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.549398           9.932061             -5.83%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.549398              5.46%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.426464            8.845533             -6.16%                   392          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.258620           8.404069             -9.23%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.792052           9.258620            -14.21%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.792052              7.92%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.664593            7.857029             -9.32%                   448          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.316947           8.873298            -13.99%                   253          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.266962          10.316947              8.43%                   253          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.266962             12.67%                   253          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.196519            7.899952            -14.10%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.600631           8.281718            -13.74%                   253          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.783929           9.600631            -10.97%                   253          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.783929              7.84%                   253          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.660253          11.347517              6.45%                   221          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.764515          10.660253              9.17%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.764515             -2.35%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.126937           8.802684             -3.55%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.724377           9.126937             -6.14%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.724377             -2.76%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.551627            9.198506             -3.70%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.710698           6.102994            -29.94%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.710698            -12.89%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.710696           6.102986            -29.94%                   179          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.463349           8.465285            -10.55%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.010436           9.463349             -5.47%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.010436              0.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.767914            8.722653            -10.70%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.015802           6.730718            -16.03%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.859832           8.015802            -18.70%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.859832             -1.40%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.456667            7.084131            -16.23%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.609700          16.700753             -5.16%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.434341          17.609700             31.08%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.434341             34.34%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.111453           10.521373             -5.31%                   166          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth

Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.879350           9.197371             -6.90%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.805478           10.045050             -7.04%                     0          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.736866           8.664560            -19.30%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.424818            6.787193            -19.44%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.333907           6.337956            -13.58%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              7.995430            6.906879            -13.61%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.659231          10.889415              2.16%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.344382           7.988069            -22.78%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.347108            6.454762            -22.67%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.923659           9.320842             -6.07%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.16%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.423288            8.838019             -6.21%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.250809           8.392668             -9.28%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.661671            7.850349             -9.37%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.308233           8.861264            -14.04%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.193416            7.893245            -14.14%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.592520           8.270476            -13.78%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.651252          11.332128              6.39%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.119229           8.790740             -3.60%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.548410            9.190692             -3.75%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.709628           6.099094            -29.97%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.709626           6.099105            -29.97%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.455360           8.453796            -10.59%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.764623            8.715236            -10.75%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.009032           6.721581            -16.07%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.453814            7.078104            -16.27%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.594849          16.678121             -5.21%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.107713           10.512434             -5.36%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)
   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.871006           9.184896             -6.95%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.801843           10.036504             -7.09%                   111          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.801843              8.02%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.727787           8.652786            -19.34%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.421979            6.781416            -19.48%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.421979            -15.78%                   173          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.327699           6.329333            -13.62%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              7.992732            6.901005            -13.66%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            7.992732            -20.07%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.650182          10.874594              2.11%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.335636           7.977219            -22.82%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.344298            6.449271            -22.71%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.344298            -16.56%                    61          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.11%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.915285           9.308193             -6.12%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.420106            8.830507             -6.26%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.420106             -5.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.242994           8.381284             -9.32%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.658751            7.843679             -9.41%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.658751            -13.41%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.299521           8.849226            -14.08%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.190315            7.886531            -14.19%                   114          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.190315             -8.10%                   179          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.584429           8.259249            -13.83%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.642261          11.316762              6.34%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.111523           8.778810             -3.65%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.545191            9.182880             -3.80%                    75          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.545191             -4.55%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.708555           6.095214            -30.01%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.708553           6.095213            -30.01%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.708553            -12.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.447372           8.442315            -10.64%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        9.761336            8.707841            -10.79%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.761336             -2.39%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.002263           6.712445            -16.12%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        8.450966            7.072095            -16.32%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.450966            -15.49%                    59          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.579993          16.655494             -5.26%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.103976           10.503511             -5.41%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.103976             11.04%                   110          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer

Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)
   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.862672           9.172426             -7.00%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                  10.798200           10.027973             -7.13%                     0          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.718728           8.641032            -19.38%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            8.419141            6.775654            -19.52%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.321509           6.320746            -13.67%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              7.990044            6.895146            -13.70%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.641140          10.859793              2.05%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.326913           7.966381            -22.86%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          8.341483            6.443784            -22.75%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.906917           9.295584             -6.17%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.06%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          9.416934            8.823009             -6.31%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.235168           8.369884             -9.37%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          8.655837            7.837014             -9.46%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.290816           8.837210            -14.13%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                9.187218            7.879823            -14.23%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.576323           8.248030            -13.87%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.633270          11.301410              6.28%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.103827           8.766889             -3.70%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               9.541969            9.175070             -3.85%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.707484           6.091311            -30.05%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.707479           6.091330            -30.04%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.439395           8.430858            -10.68%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.758048           8.700438            -10.84%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.995493           6.703332            -16.16%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.448116           7.066080            -16.36%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.565158          16.632903             -5.31%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.100237           10.494576             -5.46%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.854339           9.159972             -7.05%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.794562          10.019452             -7.18%                   336          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.709661           8.629292            -19.43%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.416295           6.769887            -19.56%                   511          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.315306           6.312150            -13.71%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.987344           6.889287            -13.75%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.632093          10.844990              2.00%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.318180           7.955555            -22.90%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.338672           6.438299            -22.79%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.898537           9.282940             -6.22%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was 0.01%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.898537           9.282940             -6.22%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.227372           8.358532             -9.42%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.413761           8.815503             -6.36%                   230          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.282107           8.825197            -14.17%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.184118           7.873116            -14.27%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.568226           8.236813            -13.91%                   416          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.624285          11.286070              6.23%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.096128           8.754984             -3.75%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.538756           9.167278             -3.89%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.706414           6.087411            -30.08%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.706410           6.087452            -30.08%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.431422           8.419414            -10.73%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.754757           8.693027            -10.88%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.988718           6.694209            -16.20%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.445267           7.060069            -16.40%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.550308          16.610306             -5.36%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.096489           10.485654             -5.50%                   335          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
   (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.846006           9.147526             -7.09%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.790928          10.010938             -7.23%                     0          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.700597           8.617548            -19.47%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.413449           6.764100            -19.60%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.309120           6.303565            -13.76%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.984639           6.883407            -13.79%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.623055          10.830212              1.95%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.309461           7.944744            -22.94%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.335856           6.432812            -22.83%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.890153           9.270309              6.27%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was -0.04%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.410582           8.808000              -6.40                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.219561           8.347152             -9.46%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.649988           7.823673             -9.55%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.273408           8.813204            -14.21%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.181022           7.866423            -14.32%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.560129           8.225616            -13.96%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.615284          11.270732              6.17%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.088432           8.743085             -3.80%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.535534           9.159474             -3.94%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.705343           6.083557            -30.12%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.705338           6.083556            -30.12%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.423426           8.407949            -10.78%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.751458           8.685647            -10.93%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.981954           6.685100             -16.25                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.442412           7.054057            -16.45%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.535475          16.587752             -5.40%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid          11.092753           10.476740             -5.55%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)
   (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.983138          10.188250             -7.24%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.780007           9.985376             -7.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.564829           6.886888            -19.59%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.404921           6.746815            -19.73%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.698171           6.628864            -13.89%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.976537           6.865815            -13.92%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.376560          10.561101              1.78%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.283269           6.373447            -23.06%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.327403           6.416371            -22.95%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.598121           8.982721             -6.41%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was -0.19%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.401048           8.785508             -6.55%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.791177           7.947035             -9.60%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.641226           7.803697             -9.69%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.125314           7.816214            -14.35%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.171716           7.846330            -14.45%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           9.046853           7.771975            -14.09%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.977606          11.637461              6.01%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.557700           9.180348             -3.95%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.525873           9.136078             -4.09%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.702127           6.071897            -30.23%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.702126           6.071904            -30.23%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.651458           8.598134            -10.91%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.741593           8.663466            -11.07%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.386726           7.013259            -16.38%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.433856           7.036015            -16.57%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           11.907562          11.246635             -5.55%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           11.081528          10.450010             -5.70%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           9.264880             -7.35%                     0          2001
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           9.255376             -7.45%                     0          2001
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           8.582894            -14.17%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           8.351108            -16.49%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              10.000000           8.908337            -10.92%                     0          2001
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High              10.000000           8.905818            -10.94%                     0          2001
Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.000000          10.008885              0.09%                     0          2001
Market Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           7.929901            -20.70%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           7.946380            -20.54%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           9.231706             -7.68%                     0          2001
Manager Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2001 was -1.09%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           8.983954            -10.16%                     0          2001
Manager Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           9.381799             -6.18%                     0          2001
Manager: Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.000000           8.097330            -19.03%                     0          2001
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           9.349930             -6.50%                     0          2001
Contrafund(R)Portfolio:
Service Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           8.525659            -14.74%                     0          2001
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          10.000000           8.944830            -10.55%                     0          2001
500 Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000          10.340672              3.41%                     0          2001
Investment Grade Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           9.598419             -4.02%                     0          2001
Balanced Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           9.590830             -4.09%                     0          2001
Balanced Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           8.336615            -16.63%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.000000           8.336631            -16.63%                     0          2001
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.312474             -6.88%                     0          2001
& Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.310745             -6.89%                     0          2001
& Income Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.029073             -9.71%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        10.000000           9.014771             -9.95%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000          10.168041              1.68%                     0          2001
Cap Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000          10.158241              1.58%                     0          2001
Cap Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

The following underlying mutual funds were added to the variable account effective May 21, 2002:

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Federated Insurance Series - Federated Growth Strategies Fund II
Federated Insurance Series - Federated International Equity Fund II
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares Fidelity VIP III Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I GVIT GVIT Small Cap Value Fund: Class I GVIT GVIT Small Company Fund:
Class I Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class Putnam Variable Trust - Putnam VT International Growth Fund: Class IB Shares Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Shares Putnam Variable Trust - Putnam VT Voyager
Fund: Class IB Shares VISION Group Of Funds - VISION Large Cap Growth Fund II VISION Group Of Funds - VISION Large Cap Value Fund II VISION Group Of Funds - VISION Managed Allocation Fund - Moderate Growth II

Therefore, no Condensed Financial Information is available.

FINANCIAL STATEMENTS TO BE ADDED BY SUBSEQUENT POST-EFFECTIVE AMENDMENT

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                      (a) To be filed by Financial Statements:

                           (1) Financial statements included in Prospectus (Part A):

                                 Condensed Financial Information.

                           (2)   Financial statements included in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

                           Nationwide Fidelity Advisor Variable Account:

                                 Independent Auditors' Report.

                                 Statement of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 2001.

                                 Statements of Operations for the year ended
                                 December 31, 2001.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 2001and 2000.

                                 Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                                 Independent Auditors' Report.

                                 Consolidated Balance Sheets as of December 31, 2001 and 2000.

                                 Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                                 Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                                 Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.

                                 Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of Depositor's Board of Directors
                             authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                         (2) Not Applicable

                         (3) Form of the Underwriting or Distribution contracts
                             between the Depositor and the Principal
                             Underwriter. - Filed previously with the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract. - Filed
                             previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (5) The variable annuity application. - Filed
                             previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (6) Articles of Incorporation of the Depositor. - Filed
                             previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                         (7) Not Applicable

                         (8) Not Applicable

                         (9) Opinion of Counsel - Filed previously with the
                             Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                       (10)  Not Applicable

                       (11)  Not Applicable

                       (12)  Not Applicable

                       (13) Computation of Performance Quotations - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR
                  W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer Joseph J. Gasper, Director, President and Chief Operating Officer Richard D. Headley, Executive Vice President Donna A. James, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Robert A. Rosholt, Executive Vice President-Finance and Investments John R. Cook, Jr., Senior Vice President-Chief Communications Officer David
                  A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial Patricia R. Hatler, Senior Vice President, General Counsel and Secretary David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales David R. Jahn, Senior Vice President-Product Management Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Edwin P. McCausland, Jr., Senior Vice President-Chief Investment Officer Robert H. McNaghten, Senior Vice President-Real Estate Investments Michael D. Miller, Senior Vice President-NI Finance Brian W. Nocco, Senior Vice President and Treasurer Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy Douglas C. Robinette, Senior Vice President-Claims John S. Skubik, Senior Vice President-Consumer Finance Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing James G. Brocksmith, Jr., Director Henry S. Holloway, Director James F. Patterson, Director Gerald D. Prothro, Director Joseph A. Alutto, Director Donald L. McWhorter, Director Arden L. Shisler, Director Alex Shumate, Director Lydia M. Marshall, Director David O. Miller, Director


                The business address of the Directors and Officers of the Depositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
            *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
            ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            ****other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,      Ohio                                     The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage        Iowa                                     The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services           Bermuda                               The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (New company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and lost
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE HOLDING SA (NHSA) |
|   |Shares                         |   |   |                               |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |        Shares                 |
    |                               |   |   |        ------                 |
    |SIAM-48.98%                    |   |   |NGH                            |
    ---------------------------------   |   | BRASIL 42,900,999             |
                                        |   |LUX SA  1                      |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   DINAMICA PARTICIPACOES SA   |
    |Common Stock:  1,300,000 Shares|   |   |           (DPSA)              |
    |------------                   |___|   |                               |
    |                               |       |        Shares                 |
    |                               |       |        ------                 |
    |LUX SA-100%                    |       |NHSA    132,522,386            |
    |LUF                            |       |NGH                            |
    ---------------------------------       | BRASIL 1                      |
                  |                         ---------------------------------
                  |                                         |
    ---------------------------------       ---------------------------------
    |      VERTBOIS, SA             |       |  NATIONWIDE MARITIMA VIDA e   |
    |                               |       |       PREVIDENCIA SA          |
    |                               |       |                               |
    |                               |       |Common Stock:  134,822,225     |
    |                               |       |------------   Shares          |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |DPSA-86.4%                     |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
__     |___|------------                   |
  |    |   |                   Shares      |
  |    |   |                   ------      |
  |    |   |NGH                20,343,751  |
  |    |   |LUX SA             1           |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |             NGH               |
  |    |   |       NETHERLANDS B.V.        |
  |    |   |                               |
  |    |___|Common Stock:         40 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |
  |    |
  |    |   ---------------------------------
  |    |   |      NATIONWIDE GLOBAL        |
  |    |   |         JAPAN, INC.           |
  |    |___|                               |
  |    |   |Common Stock:        100 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |NGH - 100%                     |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |            NATIONWIDE         |
  |    |   |       SERVICES SP. Z O.O.     |
  |    |   |                               |
  |    |   |Common Stock:         80 Shares|
  |    |___|------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |   ---------------------------------
  |    |   |        NATIONWIDE GLOBAL      |
  |    |   |          FINANCE, LLC         |
  |    |   |                               |
  |    |---|     Single Member Limited     |
  |        |        Liability Company      |
  |        |                               |
  |        |                               |
  |        |NGH-100%                       |
  |        ---------------------------------
  |
  |
  |         ---------------------------------
  |         |         DANICA LIFE S.A       |
  |         |                               |
  |_________|                               |
            |                               |
            |LUX SA-100%                    |
            ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2002

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2002

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |    (GENERAL PARTNER)     |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            December 31, 2002

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 5,190 and 8,127, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

(b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                  Joseph J. Gasper, Director and Chairman of the Board
                  Richard A. Karas, Director and Vice Chairman
                  Duane C. Meek, President
                  William G. Goslee, Senior Vice President
                  Mark R. Thresher, Director, Senior Vice President and
                     Treasurer
                  Kevin S. Crossett, Vice President
                  Trey Rouse, Vice President
                  Peter R. Salvator, Vice President
                  Barbara J. Shane, Vice President-Compliance Officer
                  Karen R. Tackett, Vice President
                  Alan A. Todryk, Vice President-Taxation
                  Carol L. Dove, Associate Vice President-Treasury Services and
                     Assistant Treasurer
                  Glenn W. Soden, Associate Vice President and Secretary
                  Thomas E. Barnes, Associate Vice President and Assistant
                     Secretary
                  John F. Delaloye, Assistant Secretary
                  Dina A. Tantra, Assistant Secretary
                  Mark D. Maxwell, Assistant Secretary
                  E. Gary Berndt, Assistant Treasurer
                  Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215



(c)


         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES
As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of the Post-Effective Amendment No. 18 and has caused this Post-Effective Amendment No. 18 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of February, 2003.

                                   NATIONWIDE VARIABLE ACCOUNT - 7
               -----------------------------------------------------------------
                                          (Registrant)


                                 NATIONWIDE LIFE INSURANCE COMPANY
               -----------------------------------------------------------------
                                               (Depositor)


                                      By/s/STEVEN SAVINI, ESQ.
               -----------------------------------------------------------------
                                           Steven Savini, Esq.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of February, 2003.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                                  Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
